AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 24, 1999

                                                               File No. 33-70958
                                                               File No. 811-8104

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933          /X/
                         POST-EFFECTIVE AMENDMENT NO. 11

                                       and

                          REGISTRATION STATEMENT UNDER
                       INVESTMENT COMPANY ACT OF 1940      /X/
                                AMENDMENT NO. 12


                               ALPHA SELECT FUNDS
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                         1235 Westlakes Drive, Suite 350
                         Berwyn, Pennsylvania 19312-2414
               --------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)


                                 STEPHEN KNEELEY
                        TURNER INVESTMENT PARTNERS, INC.
                         1235 WESTLAKES DRIVE, SUITE 350
                         BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

JAMES W. JENNINGS, ESQUIRE                     JOHN H. GRADY, JR., ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                    MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                             1701 MARKET STREET
PHILADELPHIA, PENNSYLVANIA 19103               PHILADELPHIA, PENNSYLVANIA 19103

       Title of Securities Being Registered...Units of Beneficial Interest

--------------------------------------------------------------------------------
It is proposed that this filing become effective (check appropriate box):
___    immediately upon filing pursuant to paragraph (b)
___    on [date] pursuant to paragraph (b)
___    60 days after filing pursuant to paragraph (a)
_X_    on January 28, 2000 pursuant to paragraph (a) of Rule 485
___    75 days after filing pursuant to paragraph (a)(2)

--------------------------------------------------------------------------------

                               ALPHA SELECT FUNDS

                                 CLASS A SHARES
                                 CLASS C SHARES
                                 CLASS I SHARES

                                   PROSPECTUS
                                January 31, 2000

                          SELECT LARGE CAP GROWTH FUND
                           SELECT LARGE CAP VALUE FUND
                          SELECT SMALL CAP GROWTH FUND
                           SELECT SMALL CAP VALUE FUND
                         SELECT PREMIER CORE EQUITY FUND
                      SELECT INTERNATIONAL CORE EQUITY FUND
                       SELECT INTERNATIONAL SMALL CAP FUND
                        SELECT PREMIER GLOBAL EQUITY FUND
                      SELECT GLOBAL FINANCIAL SERVICES FUND
                          SELECT GLOBAL TECHNOLOGY FUND
                    SELECT BALANCED CAPITAL APPRECIATION FUND
                     SELECT BALANCED GROWTH AND INCOME FUND
                     SELECT BALANCED INCOME AND GROWTH FUND
                       SELECT STRATEGIC FIXED INCOME FUND

                               Investment Adviser
                        TURNER INVESTMENT PARTNERS, INC.

  These securities have not been approved or disapproved by the Securities and
     Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                              ABOUT THIS PROSPECTUS

Alpha Select Funds is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Class A, Class C, and Class I Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.

CHOOSING CLASS A, CLASS C OR CLASS I SHARES

Class A, Class C and Class I Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

     CLASS A SHARES
     o FRONT-END SALES CHARGE
     o LOWER ANNUAL EXPENSES
     o $1,000 MINIMUM INITIAL INVESTMENT

     CLASS C SHARES
     o CONTINGENT DEFERRED SALES CHARGE
     o HIGHER DISTRIBUTION EXPENSES
     o $1,000 MINIMUM INITIAL INVESTMENT

     CLASS I SHARES
     o NO SALES CHARGE
     o NO DISTRIBUTION EXPENSES
     o $500,000 MINIMUM INITIAL INVESTMENT (CAN BE AGGREGATED ACROSS FUNDS)

For Class A and Class C Shares, the minimum initial investment for IRAs is $500. If you participate in the Systematic Investment Plan, the minimum initial investment is $250. Additional investments into Class A and Class C Shares must be at least $100 ($50 per month for the Systematic Investment Plan).

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, WE DISCUSS GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT THE FUNDS, PLEASE SEE:

                                                                                       Page
     SELECT LARGE CAP GROWTH FUND.......................................................XXX
     SELECT LARGE CAP VALUE FUND........................................................XXX
     SELECT SMALL CAP GROWTH FUND.......................................................XXX
     SELECT SMALL CAP VALUE FUND........................................................XXX
     SELECT PREMIER CORE EQUITY FUND....................................................XXX
     SELECT INTERNATIONAL CORE EQUITY FUND..............................................XXX
     SELECT INTERNATIONAL SMALL CAP FUND................................................XXX
     SELECT PREMIER GLOBAL EQUITY FUND..................................................XXX
     SELECT GLOBAL FINANCIAL SERVICES FUND..............................................XXX
     SELECT GLOBAL TECHNOLOGY FUND......................................................XXX
     SELECT BALANCED CAPITAL APPRECIATION FUND..........................................XXX
     SELECT BALANCED GROWTH AND INCOME FUND.............................................XXX
     SELECT BALANCED INCOME AND GROWTH FUND.............................................XXX
     SELECT STRATEGIC FIXED INCOME FUND.................................................XXX
     INVESTMENTS AND PORTFOLIO MANAGEMENT...............................................XXX
     PURCHASING, SELLING AND EXCHANGING ALPHA SELECT FUNDS..............................XXX
     DIVIDENDS, DISTRIBUTIONS AND TAXES.................................................XXX


TO OBTAIN MORE INFORMATION ABOUT THE FUNDS, PLEASE REFER TO THE BACK COVER OF THE PROSPECTUS.

RISK/RETURN INFORMATION COMMON TO ALL FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help each Fund achieve its goal. Still, investing in the Funds involves risk, and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Funds, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund's shareprice of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

MULTI-MANAGER APPROACH

The Funds may employ a multi-manager approach that attempts to take advantage of the best investment ideas of a number of Sub-Advisers. In other words, each Fund's assets may be managed by more than one Sub-Adviser under the direction of Turner Investment Partners, Inc. ("Turner") where each such Sub-Adviser handles a portion of the Fund's assets. Using this approach, each Sub-Adviser may select a relatively small number of securities for its portion of a Fund. As each Fund's investment adviser, Turner will act as a "manager of managers," and will ensure that the Sub-Advisers comply with the Funds' investment policies and guidelines. Turner will also recommend the appointment of additional or replacement Sub-Advisers to the Funds' Board.

SELECT LARGE CAP GROWTH FUND

FUND SUMMARY
***
INVESTMENT GOAL                       Capital appreciation

INVESTMENT FOCUS                      Large cap U.S. common stocks

SHARE PRICE VOLATILITY                Medium to high

PRINCIPAL INVESTMENT STRATEGY         Attempts to identify large cap U.S.
                                      companies with above average growth
                                      potential

INVESTOR PROFILE                      Investors seeking long-term growth
                                      of capital who do not need considerable
                                      amounts of investment income and who can
                                      withstand the share price volatility of
                                      equity investing
***

STRATEGY

***
The Select Large Cap Growth Fund invests primarily in U.S. common stocks and other equity securities that the Fund's Adviser believes to have long-term growth potential. The Fund may also purchase stocks of smaller companies with growth potential. In selecting investments for the Fund, the Adviser chooses stocks of large cap companies that have above-average growth potential. The Fund will invest in securities of companies in a broad range of industries based primarily on their growth characteristics. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

***
WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, the Fund is subject to the risk that its principal market segment, large capitalization growth stocks, may underperform compared to other market segments or to the equity markets as a whole.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

As of January 31, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the _______ Index.
The ________ Index is a widely recognized index of _________ securities.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a particular market sector. You cannot invest directly in an index. An index does not have an investment adviser and does not pay commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                            CLASS A SHARES   CLASS C SHARES     CLASS I SHARES
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)*                                  5.50%            None               None
Maximum Deferred Sales Charge (Load) (as a percentage of
net asset value)**                                              None             1.00%              None


* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Class C Shares within one year of your purchase. See "Selling Fund Shares."

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                  CLASS A SHARES    CLASS C SHARES    CLASS I SHARES
----------------------------------------------------------------------------------------------------
Investment Advisory Fees                              0.75%              0.75%              0.75%
Distribution (12b-1) Fees                             None               0.75%              None
Other Expenses                                        0.50%*             0.50%*             0.25%*
                                                      ------            ------             ------
Total Annual Fund Operating Expenses                  1.25%**            2.00%**            1.00%**
----------------------------------------------------------------------------------------------------


*  Other Expenses are estimated for the current year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser will waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers are expected to remain in place, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         Select Large Cap Growth Fund--Class A Shares                 X.XX%
         Select Large Cap Growth Fund--Class C Shares                 X.XX%
         Select Large Cap Growth Fund--Class I Shares                 X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
CLASS A SHARES                            $670                 $925
CLASS C SHARES                            $303                 $627
CLASS I SHARES                            $102                 $318

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS
CLASS A SHARES                             $670                 $925
CLASS C SHARES                             $203                 $627
CLASS I SHARES                             $102                 $318

SELECT LARGE CAP VALUE FUND

FUND SUMMARY
***
INVESTMENT GOAL                   Capital appreciation and income

INVESTMENT FOCUS                  Large cap U.S. common stocks

SHARE PRICE VOLATILITY            Medium to high

PRINCIPAL INVESTMENT STRATEGY     Attempts to identify undervalued stocks of
                                  U.S. large cap companies

INVESTOR PROFILE                  Investors seeking long-term growth of capital
                                  as well as investment income and who can withstand the share price volatility of equity investing

***
STRATEGY
***
The Select Large Cap Value Fund invests primarily in U.S. common stocks and other equity securities that the Fund's Adviser believes are undervalued by the market. The Fund may also purchase stocks of undervalued smaller companies. In selecting investments for the Fund, the Adviser chooses stocks of quality large cap companies that are presently out-of-favor with many investors. The Fund will invest in securities of companies operating in a broad range of industries based primarily on their value characteristics. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

***

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, the Fund is subject to the risk that its principal market segment, large capitalization value stocks, may underperform compared to other market segments or to the equity markets as a whole.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

As of January 31, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the _______ Index.
The ________ Index is a widely recognized index of _________ securities.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                           CLASS A SHARES   CLASS C SHARES      CLASS I SHARES
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)*                                  5.50%            None                None
Maximum Deferred Sales Charge (Load) (as a percentage of
net asset value)**                                              None             1.00%               None


* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Class C Shares within one year of your purchase. See "Selling Fund Shares."

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                  CLASS A SHARES    CLASS C SHARES.     CLASS I SHARES
------------------------------------------------------------------------------------------------------
Investment Advisory Fees                              0.75%             0.75%              0.75%
Distribution (12b-1) Fees                             None              0.75%              None
Other Expenses                                        0.50%*            0.50%*             0.25%*
                                                      ----              ----               ----
Total Annual Fund Operating Expenses                  1.25%**           2.00%**            1.00%**
------------------------------------------------------------------------------------------------------

*  Other Expenses are estimated for the current year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser will waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers are expected to remain in place, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         Select Large Cap Value Fund--Class A Shares                 X.XX%
         Select Large Cap Value Fund--Class C Shares                 X.XX%
         Select Large Cap Value Fund--Class I Shares                 X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
CLASS A SHARES                            $670                 $925
CLASS C SHARES                            $303                 $627
CLASS I SHARES                            $102                 $318

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR              3 YEARS
CLASS A SHARES                             $670                 $925
CLASS C SHARES                             $203                 $627
CLASS I SHARES                             $102                 $318

SELECT SMALL CAP GROWTH FUND

FUND SUMMARY
***

INVESTMENT GOAL                       Capital appreciation

INVESTMENT FOCUS                      Small cap U.S. common stocks

SHARE PRICE VOLATILITY                High

PRINCIPAL INVESTMENT STRATEGY         Attempts to identify U.S. small cap
                                      companies with above-average growth
                                      potential

INVESTOR PROFILE                      Investors seeking long-term growth of
                                      capital who can withstand the share price
                                      volatility of small cap equity investing
***

STRATEGY
***

The Select Small Cap Growth Fund invests primarily in common stocks and other equity securities of U.S. issuers with small market capitalizations. In selecting investments for the Fund, the Adviser chooses stocks of companies that have above-average growth potential. The Fund will invest in securities of companies operating in a broad range of industries based primarily on their growth characteristics. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

***
WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, the Fund is subject to the risk that its principal market segment, small cap U.S. growth stocks, may underperform compared to other market segments or to the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

As of January 31, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the _______ Index.
The ________ Index is a widely recognized index of _________ securities.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                           CLASS A SHARES   CLASS C SHARES      CLASS I SHARES
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)*                                  5.50%            None                None
Maximum Deferred Sales Charge (Load) (as a percentage of
net asset value)**                                              None             1.00%               None


* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Class C Shares within one year of your purchase. See "Selling Fund Shares."

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                 CLASS A SHARES    CLASS C SHARES.     CLASS I SHARES
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees                              0.90%            0.90%               0.90%
Distribution (12b-1) Fees                             None             0.75%               None
Other Expenses                                        0.50%*           0.50%*              0.25%*
                                                      ----             ----                ----
Total Annual Fund Operating Expenses                  1.40%**          2.15%**             1.15%**
-------------------------------------------------------------------------------------------------------

*  Other Expenses are estimated for the current year.
** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser will waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers are expected to remain in place, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         Select Small Cap Growth Fund--Class A Shares                X.XX%
         Select Small Cap Growth Fund--Class C Shares                X.XX%
         Select Small Cap Growth Fund--Class I Shares                X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
CLASS A SHARES                            $685                  $969
CLASS C SHARES                            $318                  $673
CLASS I SHARES                            $117                  $365

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
CLASS A SHARES                            $685                  $969
CLASS C SHARES                            $218                  $673
CLASS I SHARES                            $117                  $365

SELECT SMALL CAP VALUE FUND

FUND SUMMARY
***

INVESTMENT GOAL                        Capital appreciation

INVESTMENT FOCUS                       Small cap U.S. common stocks

SHARE PRICE VOLATILITY                 High

PRINCIPAL INVESTMENT STRATEGY          Attempts to identify undervalued U.S.
                                       small cap common stocks

INVESTOR PROFILE                       Investors seeking long-term growth of
                                       capital who can withstand the share price volatility of small cap equity investing

***
STRATEGY
***
The Select Small Cap Value Fund invests primarily in common stocks and other equity securities of U.S. small cap issuers that the Adviser believes are undervalued by the market. In selecting investments for the Fund, the Adviser chooses stocks of companies with small market capitalizations that are presently out of favor with many investors. The Fund will invest in securities of companies operating in a broad range of industries based primarily on their value characteristics. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

***
WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, the Fund is subject to the risk that its principal market segment, small cap U.S. value stocks, may underperform compared to other market segments or to the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

As of January 31, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the _______ Index.
The ________ Index is a widely recognized index of _________ securities.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                           CLASS A SHARES   CLASS C SHARES      CLASS I SHARES
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)*                                  5.50%            None                None
Maximum Deferred Sales Charge (Load) (as a percentage of
net asset value)**                                              None             1.00%               None

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Class C Shares within one year of your purchase. See "Selling Fund Shares."

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                  CLASS A SHARES    CLASS C SHARES      CLASS I SHARES
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees                              0.90%             0.90%                0.90%
Distribution (12b-1) Fees                             None              0.75%                None
Other Expenses                                        0.50%*            0.50%*               0.25%*
                                                      ----              ----                 ----
Total Annual Fund Operating Expenses                  1.40%**           2.15%**              1.15%**
-------------------------------------------------------------------------------------------------------

*  Other Expenses are estimated for the current year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser will waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers are expected to remain in place, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         Select Small Cap Value Fund--Class A Shares                 X.XX%
         Select Small Cap Value Fund--Class C Shares                 X.XX%
         Select Small Cap Value Fund--Class I Shares                 X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
CLASS A SHARES                            $685                  $969
CLASS C SHARES                            $318                  $673
CLASS I SHARES                            $117                  $365

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
CLASS A SHARES                            $685                  $969
CLASS C SHARES                            $218                  $673
CLASS I SHARES                            $117                  $365

SELECT PREMIER CORE EQUITY FUND

FUND SUMMARY
***

INVESTMENT GOAL                           Long-term capital appreciation

INVESTMENT FOCUS                          Common stocks of U.S. issuers

SHARE PRICE VOLATILITY                    High

PRINCIPAL INVESTMENT STRATEGY             Attempts to identify quality U.S.
                                          companies that have growth potential
                                          or that are undervalued

INVESTOR PROFILE                          Investors seeking capital appreciation
                                          who can withstand the share price
                                          volatility of equity investing

***
STRATEGY
***
The Select Premier Core Equity Fund invests primarily in common stocks and other equity securities of U.S. companies regardless of their market capitalization. In selecting investments for the Fund, the Adviser chooses stocks of companies that have above-average growth potential or that have been undervalued by the market. The Fund will invest in securities of companies operating in a broad range of industries based on their growth potential or their relatively attractive price. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.
***

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, the Fund is subject to the risk that its principal market segment, U.S. growth stocks, may underperform compared to other market segments or to the equity markets as a whole.

The Fund's investment approach, with its emphasis on stocks in a variety of capitalization ranges, is expected to offer potentially higher returns and a higher level of volatility relative to equity funds that invest solely in large cap companies. In addition, because the Fund does not employ a specific "growth" or "value" discipline, the Fund can be expected to perform differently than funds that employ a specific investment style.

The small and medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

As of January 31, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the _______ Index.
The ________ Index is a widely recognized index of _________ securities.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                           CLASS A SHARES   CLASS C SHARES      CLASS I SHARES
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)*                                  5.50%            None                None
Maximum Deferred Sales Charge (Load) (as a percentage of
net asset value)**                                              None             1.00%               None

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Class C Shares within one year of your purchase. See "Selling Fund Shares."

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                  CLASS A SHARES    CLASS C SHARES.     CLASS I SHARES
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees                              0.75%             0.75%              0.75%
Distribution (12b-1) Fees                             None              0.75%              None
Other Expenses                                        0.50%*            0.50%*             0.25%*
                                                      ----              ----               ----
Total Annual Fund Operating Expenses                  1.25%**           2.00%**            1.00%**
-------------------------------------------------------------------------------------------------------

*  Other Expenses are estimated for the current year.
** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser will waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers are expected to remain in place, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         Select Premier Core Equity Fund--Class A Shares             X.XX%
         Select Premier Core Equity Fund--Class C Shares             X.XX%
         Select Premier Core Equity Fund--Class I Shares             X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
CLASS A SHARES                            $670                  $925
CLASS C SHARES                            $303                  $627
CLASS I SHARES                            $102                  $318

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
CLASS A SHARES                            $670                  $925
CLASS C SHARES                            $203                  $627
CLASS I SHARES                            $102                  $317

SELECT INTERNATIONAL CORE EQUITY FUND

FUND SUMMARY
***

INVESTMENT GOAL                             Long-term capital appreciation

INVESTMENT FOCUS                            Large cap common stocks of foreign
                                            issuers

SHARE PRICE VOLATILITY                      Medium to high

PRINCIPAL INVESTMENT STRATEGY               Attempts to identify quality foreign
                                            companies that have growth potential
                                            or that are undervalued

INVESTOR PROFILE                            Investors seeking long-term growth
                                            of capital who can withstand the
                                            share price volatility of investing
                                            in foreign companies

***
STRATEGY
***

The Select International Core Equity Fund invests primarily in common stocks and other equity securities of large cap foreign issuers. In selecting investments for the Fund, the Adviser chooses stocks of companies located in at least three foreign countries. The Fund primarily invests in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund will invest in securities of companies operating in a broad range of industries and countries that have growth potential or that are undervalued. . Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

***
 WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollars. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, the Fund is subject to the risk that its principal market segment, foreign stocks, may underperform compared to other market segments or to the equity markets as a whole.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs are denominated in U.S. dollars, they are subject to currency risk to the extent the underlying stocks are denominated in foreign currencies.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

As of January 31, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the _______ Index.
The ________ Index is a widely recognized index of _________ securities.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you buy and hold Fund Shares. You would pay these fees directly from your investment in the Fund.

Shareholder Fees (fees paid directly from your investment)

                                                           CLASS A SHARES   CLASS C SHARES      CLASS I SHARES
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)*                                  5.50%            None                None
Maximum Deferred Sales Charge (Load) (as a percentage of
net asset value)**                                              None             1.00%               None

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Class C Shares within one year of your purchase. See "Selling Fund Shares."

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                 CLASS A SHARES    CLASS C SHARES.     CLASS I SHARES
--------------------------------------------------------------------------------------------------------
Investment Advisory Fees                              0.90%             0.90%               0.90%
Distribution (12b-1) Fees                             None              0.75%               None
Other Expenses                                        0.65%*            0.65%*              0.40%*
                                                      ----              ----                ----
Total Annual Fund Operating Expenses                  1.55%**           2.30%**             1.30%**
--------------------------------------------------------------------------------------------------------

*  Other Expenses are estimated for the current year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser will waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers are expected to remain in place, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

     Select International Core Equity Fund--Class A Shares             X.XX%
     Select International Core Equity Fund--Class C Shares             X.XX%
     Select International Core Equity Fund--Class I Shares             X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
CLASS A SHARES                            $699                $1,013
CLASS C SHARES                            $333                  $718
CLASS I SHARES                            $132                  $412

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
CLASS A SHARES                            $699                 $1,013
CLASS C SHARES                            $233                   $718
CLASS I SHARES                            $132                   $412

SELECT INTERNATIONAL SMALL CAP FUND

FUND SUMMARY
***
INVESTMENT GOAL                      Long-term capital appreciation

INVESTMENT FOCUS                     Small cap common stocks of foreign issuers

SHARE PRICE VOLATILITY               Very high

PRINCIPAL INVESTMENT STRATEGY        Attempts to identify quality foreign small
                                     cap companies that have growth potential or that are undervalued

INVESTOR PROFILE                     Investors seeking long-term growth
                                     of capital who can withstand the share
                                     price volatility of investing in foreign companies and small cap equity

***
STRATEGY
***

The Select International Small Cap Fund invests primarily in common stocks and other equity securities of companies that have small market capitalizations. In selecting investments for the Fund, the Adviser chooses stocks of companies located in at least three foreign countries. The Fund invests primarily in companies located in developed countries, but may also invest in companies located in emerging markets. The Fund will invest in securities of companies operating in a broad range of industries and countries that have growth potential or that are undervalued. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

***
WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollars. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, the Fund is subject to the risk that its principal market segment, small cap foreign stocks, may underperform compared to other market segments or to the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.

In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs are denominated in U.S. dollars, they are subject to currency risk to the extent the underlying stocks are denominated in foreign currencies.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

As of January 31, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the _______ Index.
The ________ Index is a widely recognized index of _________ securities.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                           CLASS A SHARES   CLASS C SHARES      CLASS I SHARES
--------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)*                                  5.50%            None                None
Maximum Deferred Sales Charge (Load) (as a percentage of
net asset value)**                                              None             1.00%               None

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Class C Shares within one year of your purchase. See "Selling Fund Shares."

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                  CLASS A SHARES    CLASS C SHARES      CLASS I SHARES
-------------------------------------------------------------------------------------------------------
Investment Advisory Fees                              1.05%              1.05%               1.05%
Distribution (12b-1) Fees                             None               0.75%               None
Other Expenses                                        0.65%*             0.65%*              0.40%*
                                                      ----               ----                ----
Total Annual Fund Operating Expenses                  1.70%**            2.45%**             1.45%**

-------------------------------------------------------------------------------------------------------

*  Other Expenses are estimated for the current year.
** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser will waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers are expected to remain in place, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

     Select International Small Cap Fund--Class A Shares                X.XX%
     Select International Small Cap Fund--Class C Shares                X.XX%
     Select International Small Cap Fund--Class I Shares                X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
CLASS A SHARES                            $713                $1,058
CLASS C SHARES                            $348                  $764
CLASS I SHARES                            $148                  $459

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                          1 YEAR               3 YEARS
CLASS A SHARES                             $713                $1,058
CLASS C SHARES                             $248                  $764
CLASS I SHARES                             $148                  $459

SELECT PREMIER GLOBAL EQUITY FUND

FUND SUMMARY
***
INVESTMENT GOAL                        Long-term capital appreciation

INVESTMENT FOCUS                       Common stocks of U.S. and foreign issuers

SHARE PRICE VOLATILITY                 Very high

PRINCIPAL INVESTMENT STRATEGY          Attempts to identify quality domestic
                                       and international companies

INVESTOR PROFILE                       Investors seeking long-term growth of
                                       capital who can withstand the share price
                                       volatility of investing in foreign
                                       companies
***

STRATEGY
***

The Select Premier Global Equity Fund invests primarily in common stocks and other equity securities of companies located in the U.S. and abroad that have a variety of market capitalizations. In selecting investments for the Fund, the Adviser chooses stocks of companies from the U.S. and at least three other countries. The Fund invests mainly in companies located in developed countries, but also may invest in companies located in emerging markets. The Fund will invest in securities of companies in a broad range of industries and countries that have growth potential or that are undervalued. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

***
WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollars. These factors contribute to price volatility, which is the principal risk of investing in the Fund. In addition, the Fund is subject to the risk that its principal market segment, global stocks, may underperform compared to other market segments or to the equity markets as a whole.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. While ADRs are denominated in U.S. dollars, they are subject to currency risk to the extent the underlying stocks are denominated in foreign currencies.

The small and medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

As of January 31, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the _______ Index.
The ________ Index is a widely recognized index of _________ securities.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                           CLASS A SHARES   CLASS C SHARES      CLASS I SHARES
---------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)*                                  5.50%            None                None
Maximum Deferred Sales Charge (Load) (as a percentage of
net asset value)**                                              None             1.00%               None


* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."
** This sales charge is imposed if you sell Class C Shares within one year of your purchase. See "Selling Fund Shares."

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                  CLASS A SHARES    CLASS C SHARES      CLASS I SHARES
--------------------------------------------------------------------------------------------------------
Investment Advisory Fees                              1.00%              1.00%              1.00%
Distribution (12b-1) Fees                             None               0.75%              None
Other Expenses                                        0.65%*             0.65%*             0.40%*
                                                      ----               ----               ----
Total Annual Fund Operating Expenses                  1.65%**            2.40%**            1.40%**
--------------------------------------------------------------------------------------------------------

*  Other Expenses are estimated for the current year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser will waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers are expected to remain in place, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

     Select Premier Global Equity Fund--Class A Shares              X.XX%
     Select Premier Global Equity Fund--Class C Shares              X.XX%
     Select Premier Global Equity Fund--Class I Shares              X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
CLASS A SHARES                            $709                $1,042
CLASS C SHARES                            $343                  $748
CLASS I SHARES                            $143                  $443

If you do not sell your shares at the end of the period:

                                          1 YEAR              3 YEARS
CLASS A SHARES                             $709                $1,042
CLASS C SHARES                             $243                  $748
CLASS I SHARES                             $143                  $443

SELECT GLOBAL FINANCIAL SERVICES FUND

FUND SUMMARY
***
INVESTMENT GOAL                        Long-term capital appreciation

INVESTMENT FOCUS                       Common stocks of U.S. and foreign
                                       financial institutions

SHARE PRICE VOLATILITY                 High

PRINCIPAL INVESTMENT STRATEGY          Attempts to identify securities of
                                       domestic and international financial
                                       services firms

INVESTOR PROFILE                       Investors seeking capital
                                       appreciation who can withstand the risks
                                       of equity and financial sector investing
                                       and the share price volatility of
                                       investing in foreign companies
***

STRATEGY
***
The Select Global Financial Services Fund invests primarily in common stocks and other equity securities of financial services companies located in the U.S. and abroad. In selecting investments for the Fund, the Adviser chooses financial services companies from the U.S. and at least three other countries. The Fund invests mainly in companies located in developed countries, but also may invest in companies located in emerging markets. The Fund will invest in securities of financial services companies, including banks, brokerage houses, insurance companies and investment advisory companies, that have long-term growth potential. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

***
WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollars. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The Fund's investment approach, with its emphasis on U.S. and foreign financial services companies, is expected to offer potentially higher returns and a significant level of volatility relative to equity funds whose investments are diversified across a variety of global industries and sectors.

Since the Fund's investments are concentrated on the banking industry and the financial services sector, it is subject to the risk that the banking industry and the financial services sector will underperform the broader market, as well as the risk that issuers in that sector will be impacted by market conditions, legislative or regulatory changes, or competition. The Fund may also be more susceptible to changes in interest rates and other market and economic factors that affect financial services including the effect of interest rate changes on the share prices of those financial service firms.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs are denominated in U.S. dollars, they are subject to currency risk to the extent the underlying stocks are denominated in foreign currencies.

The small and medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

As of January 31, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the _______ Index.
The ________ Index is a widely recognized index of _________ securities.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                           CLASS A SHARES   CLASS C SHARES      CLASS I SHARES
---------------------------------------------------------- --------------   --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)*                                  5.50%            None                None

Maximum Deferred Sales Charge (Load) (as a percentage of
net asset value)**                                              None             1.00%               None
---------------------------------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."

** This sales charge is imposed if you sell Class C Shares within one year of your purchase. See "Selling Fund Shares."

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                  CLASS A SHARES    CLASS C SHARES      CLASS I SHARES
------------------------------------------------  --------------    --------------      --------------
Investment Advisory Fees                              1.00%             1.00%              1.00%
Distribution (12b-1) Fees                             None              0.75%              None
Other Expenses                                        0.65%*            0.65%*             0.40%*
                                                      ----              ----               ----
Total Annual Fund Operating Expenses                  1.65%**           2.40%**            1.40%**
------------------------------------------------------------------------------------------------------

*    Other Expenses are estimated for the current year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser will waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers are expected to remain in place, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         Select Global Financial Services Fund -- Class A Shares          X.XX%
         Select Global Financial Services Fund -- Class C Shares          X.XX%
         Select Global Financial Services Fund -- Class I Shares          X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
                                         ------               -------
CLASS A SHARES                            $709                $1,042
CLASS C SHARES                            $343                $  748
CLASS I SHARES                            $143                $  443

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
                                         ------               -------
CLASS A SHARES                            $709                $1,042
CLASS C SHARES                            $243                $  748
CLASS I SHARES                            $143                $  443

SELECT GLOBAL TECHNOLOGY FUND

FUND SUMMARY

***

INVESTMENT GOAL                          Long-term capital appreciation

INVESTMENT FOCUS                         Common stocks of U.S. and foreign
                                         technology companies

SHARE PRICE VOLATILITY                   Very high

PRINCIPAL INVESTMENT STRATEGY            Attempts to identify U.S. and foreign
                                         technology companies with strong growth
                                         potential

INVESTOR PROFILE                         Investors seeking long-term growth of
                                         capital who want to diversify their
                                         portfolio by investing in global
                                         technology and who understand the share
                                         price volatility of international and
                                         technology-focused equity investing

***

Strategy

***

The Select Global Technology Fund invests primarily in common stocks and other equity securities of technology companies located in the U.S. and abroad. In selecting investments for the Fund, the Adviser chooses technology companies from the U.S. and at least three other countries. The Fund invests mainly in companies located in developed countries, but also may invest in companies located in emerging markets. The Fund will invest in securities of technology companies, including computer, telecommunications and electronics companies, that have long-term growth potential. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

***
What are the risks of investing in the Fund?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In the case of foreign stocks, these fluctuations will reflect international, economic and political events, as well as changes in currency valuations relative to the U.S. dollars. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The Fund's investment approach, with its emphasis on U.S. and foreign technology companies, is expected to offer potentially higher returns and a significant level of volatility relative to equity funds whose investments are diversified across a variety of global industries and sectors.

In addition, the Fund is subject to the risk that its principal market segment, technology stocks, may underperform compared to other market segments or to the equity markets as a whole. The competitive pressures of advancing technology and the number of companies and product offerings which continue to expand could cause technology companies to become increasingly sensitive to short product cycles and aggressive pricing. To the extent that the Fund's investment are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. While ADRs are denominated in U.S. dollars, they are subject to currency risk to the extent the underlying stocks are denominated in foreign currencies.

The small and medium capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-sized companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

The Fund is non-diversified, which means that it may invest in the securities of fewer issuers than a diversified Fund. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

As of January 31, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the _______ Index. The ________ Index is a widely recognized index of _________ securities.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                           CLASS A SHARES   CLASS C SHARES      CLASS I SHARES
---------------------------------------------------------- ---------------- ---------------- -----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)*                                  5.50%            None                None

Maximum Deferred Sales Charge (Load) (as a percentage of
net asset value)**                                              None             1.00%               None
--------------------------------------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."

** This sales charge is imposed if you sell Class C Shares within one year of your purchase. See "Selling Fund Shares."

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                                  CLASS A SHARES    CLASS C SHARES      CLASS I SHARES
------------------------------------------------  --------------    --------------      --------------
Investment Advisory Fees                              1.00%             1.00%              1.00%
Distribution (12b-1) Fees                             None              0.75%              None
Other Expenses                                        0.65%*            0.65%*             0.40%*
                                                      ----              ----               ----
Total Annual Fund Operating Expenses                  1.65%**           2.40%**            1.40%**
------------------------------------------------------------------------------------------------------

*    Other Expenses are estimated for the current year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser will waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers are expected to remain in place, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         Select Global Technology Fund -- Class A Shares                 X.XX%
         Select Global Technology Fund -- Class C Shares                 X.XX%
         Select Global Technology Fund -- Class I Shares                 X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
                                         ------               -------
CLASS A SHARES                            $709                $1,048
CLASS C SHARES                            $343                $  748
CLASS I SHARES                            $143                $  443

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
                                         ------               -------
CLASS A SHARES                            $709                $1,048
CLASS C SHARES                            $243                $  748
CLASS I SHARES                            $143                $  443

SELECT BALANCED CAPITAL APPRECIATION FUND

FUND SUMMARY

***

INVESTMENT GOAL                          Long-term capital appreciation and a
                                         limited amount of income

INVESTMENT FOCUS                         Common stocks, as well as some bonds
                                         and cash equivalents

SHARE PRICE VOLATILITY                   Medium to high

PRINCIPAL INVESTMENT STRATEGY            Attempts to allocate assets among
                                         stocks, bonds and cash to produce
                                         investment returns that correspond to a
                                         specific risk level

INVESTOR PROFILE                         Investors seeking capital appreciation,
                                         but who want to diversify their
                                         portfolio by investing in a variety of
                                         asset classes

STRATEGY

***

The Select Balanced Capital Appreciation Fund invests primarily in common stocks and other equity securities. The Fund also invests in investment grade fixed income securities and in money market securities or cash equivalents. In selecting investments for the Fund, the Adviser allocates assets between stocks, bonds and cash equivalents based on the Adviser's outlook for the market. The Fund will typically invest a larger percentage of its assets in equity securities, but at times may invest more in debt securities or cash equivalents. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

***

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser decisions regarding asset classes will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risk associated with investing in the fund will vary depending on how the assets are allocated to the underlying funds.

PERFORMANCE INFORMATION

As of January 31, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the _______ Index. The ________ Index is a widely recognized index of _________ securities.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                           CLASS A SHARES   CLASS C SHARES      CLASS I SHARES
---------------------------------------------------------- --------------   --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                            5.50%            None                None

Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)**                          None             1.00%               None
--------------------------------------------------------------------------------------------------------------


* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."

** This sales charge is imposed if you sell Class C Shares within one year of your purchase. See "Selling Fund Shares."

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                  CLASS A SHARES    CLASS C SHARES     CLASS I SHARES
------------------------------------------------  --------------    --------------     --------------
Investment Advisory Fees                              0.90%             0.90%              0.90%
Distribution (12b-1) Fees                             None              0.75%              None
Other Expenses                                        0.50%*            0.50%*             0.25%*
                                                      ----              ----               ----
Total Annual Fund Operating Expenses                  1.40%**           2.15%**            1.15%**
-----------------------------------------------------------------------------------------------------

*    Other Expenses are estimated for the current year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser will waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers are expected to remain in place, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         Select Balanced Capital Appreciation Fund -- Class A Shares X.XX% Select Balanced Capital Appreciation Fund -- Class C Shares X.XX% Select Balanced Capital Appreciation Fund -- Class I Shares X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
                                         ------               -------
CLASS A SHARES                            $685                 $969
CLASS C SHARES                            $318                 $673
CLASS I SHARES                            $117                 $365

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
                                         ------               -------
CLASS A SHARES                            $685                 $969
CLASS C SHARES                            $278                 $673
CLASS I SHARES                            $117                 $365

SELECT BALANCED GROWTH AND INCOME FUND

FUND SUMMARY

***

INVESTMENT GOAL                          Capital appreciation and income

INVESTMENT FOCUS                         Common stocks, bonds and cash
                                         equivalents

SHARE PRICE VOLATILITY                   Medium

PRINCIPAL INVESTMENT                     Strategy Attempts to allocate assets
                                         among stocks, bonds and cash to produce
                                         investment returns that correspond to a
                                         specific risk level

INVESTOR PROFILE                         Investors seeking capital appreciation
                                         as well as income and who want to
                                         diversify their portfolio by investing
                                         in a variety of asset classes

***

STRATEGY

***

The Select Balanced Growth and Income Fund invests primarily in common stocks and other equity securities and in investment grade fixed income securities of corporate and governmental issuers. The Fund also invests in money market instruments and cash equivalents. In selecting investments for the Fund, the Adviser allocates assets between stocks, bonds and cash equivalents based on the Adviser's outlook for the market. The Fund will invest roughly equal percentages in equity and debt securities, but at times may invest more or less in debt securities and in cash equivalents. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

***

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that the Adviser's decisions regarding asset classes will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risk associated with investing in the fund will vary depending on how the assets are allocated to the underlying funds.

PERFORMANCE INFORMATION

As of January 31, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the _______ Index. The ________ Index is a widely recognized index of _________ securities.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you buy and hold Fund Shares. You would pay these fees directly from your investment in the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                           CLASS A SHARES   CLASS C SHARES      CLASS I SHARES
---------------------------------------------------------- --------------   --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)*                                  5.50%            None                None

Maximum Deferred Sales Charge (Load) (as a percentage of
net asset value)**                                              None             1.00%               None
--------------------------------------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."

** This sales charge is imposed if you sell Class C Shares within one year of your purchase. See "Selling Fund Shares."

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                  CLASS A SHARES    CLASS C SHARES      CLASS I SHARES
------------------------------------------------  --------------    --------------      --------------
Investment Advisory Fees                              0.90%             0.90%               0.90%
Distribution (12b-1) Fees                             None              0.75%               None
Other Expenses                                        0.50%*            0.50%*              0.25%*
                                                      ----              ----                ----
Total Annual Fund Operating Expenses                  1.40%**           2.15%**             1.15%**
------------------------------------------------------------------------------------------------------

     *    Other Expenses are estimated for the current year.

     ** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser will waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers are expected to remain in place, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         Select Balanced Growth and Income Fund -- Class A Shares       X.XX%
         Select Balanced Growth and Income Fund -- Class C Shares       X.XX%
         Select Balanced Growth and Income Fund -- Class I Shares       X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
                                         ------               -------
CLASS A SHARES                            $685                 $969
CLASS C SHARES                            $318                 $673
CLASS I SHARES                            $117                 $365

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
                                         ------               -------
CLASS A SHARES                            $685                 $969
CLASS C SHARES                            $218                 $673
CLASS I SHARES                            $117                 $365

SELECT BALANCED INCOME AND GROWTH FUND

FUND SUMMARY

***

INVESTMENT GOAL                       Current income with a modest amount of
                                      capital appreciation

INVESTMENT FOCUS                      Bonds, common stocks and cash equivalents

SHARE PRICE VOLATILITY                Medium

PRINCIPAL INVESTMENT STRATEGY         Attempts to allocate assets among
                                      bonds, stocks and cash to produce
                                      investment returns that correspond to a
                                      specific risk level

INVESTOR PROFILE                      Investors seeking current income along
                                      with some capital appreciation but who
                                      are unwilling to invest to a
                                      significant extent in equity securities

***

STRATEGY

***

The Select Balanced Income and Growth Fund invests primarily in investment grade fixed income securities of corporate and government issuers. The Fund also invests in common stocks and other equity securities and in money market securities and cash equivalents. In selecting investments for the Fund, the Adviser allocates assets between bonds, stocks and cash equivalents based on the Adviser's outlook for the market. The Fund will typically invest a larger percentage of its assets in fixed income securities, but at times may invest more in equity securities or cash equivalents. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

***
WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that the adviser's decisions regarding asset classes will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. Of course, the risk associated with investing in the fund will vary depending on how the assets are allocated to the underlying funds.

PERFORMANCE INFORMATION

As of January 31, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the _______ Index. The ________ Index is a widely recognized index of _________ securities.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE SHAREHOLDER FEES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. YOU WOULD PAY THESE FEES DIRECTLY FROM YOUR INVESTMENT IN THE FUND.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                           CLASS A SHARES   CLASS C SHARES      CLASS I SHARES
---------------------------------------------------------- --------------   --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)*                                  5.50%            None                None

Maximum Deferred Sales Charge (Load) (as a percentage of
net asset value)**                                              None             1.00%               None
--------------------------------------------------------------------------------------------------------------

* This sales charge varies depending upon how much you invest. See "Purchasing Fund Shares."

** This sales charge is imposed if you sell Class C Shares within one year of your purchase. See "Selling Fund Shares."

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                  CLASS A SHARES    CLASS C SHARES      CLASS I SHARES
------------------------------------------------  --------------    --------------      --------------
Investment Advisory Fees                              0.90%             0.90%              0.90%
Distribution (12b-1) Fees                             None              0.75%              None
Other Expenses                                        0.50%*            0.50%*             0.25%*
                                                      ----              ----               ----
Total Annual Fund Operating Expenses                  1.40%**           2.15%**            1.15%**
------------------------------------------------------------------------------------------------------

*    Other Expenses are estimated for the current year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser will waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers are expected to remain in place, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         Select Balanced Income and Growth Fund -- Class A Shares       X.XX%
         Select Balanced Income and Growth Fund -- Class C Shares       X.XX%
         Select Balanced Income and Growth Fund -- Class I Shares       X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
                                         ------               -------
CLASS A SHARES                            $685                 $969
CLASS C SHARES                            $318                 $673
CLASS I SHARES                            $117                 $365

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
                                         ------               -------
CLASS A SHARES                            $685                 $969
CLASS C SHARES                            $218                 $673
CLASS I SHARES                            $117                 $365

SELECT STRATEGIC FIXED INCOME FUND

FUND SUMMARY

***

INVESTMENT GOAL                          Current income

INVESTMENT FOCUS                         Investment grade corporate and
                                         government bonds

SHARE PRICE VOLATILITY                   Medium

PRINCIPAL INVESTMENT STRATEGY            Attempts to identify quality bonds with
                                         intermediate maturities

INVESTOR PROFILE                         Investors seeking current income and
                                         who are willing accept principal risk
***

Strategy

***

The Select Strategic Fixed Income Fund invests primarily in investment grade U.S. and foreign government securities, corporate debt securities, mortgage-backed securities, and asset-backed securities. The Fund may purchase securities rated below investment grade (or "junk bonds"). In selecting investments for the Fund, the Adviser chooses intermediate duration securities of quality companies and of the U.S. and foreign governments and their agencies. The Adviser allocates the Fund's assets among various market sectors based on their analysis of historical data, yield trends and credit ratings. The Fund's average duration will typically be between three and six years, although the Fund can hold securities with longer or shorter durations. The Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

***

WHAT ARE THE RISKS OF INVESTING IN THE FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In addition, the Fund is subject to the risk that its principal market segment, U.S. fixed income securities, may underperform compared to other market segments or to the fixed income markets as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

Investing in issuers located in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. While ADRs are denominated in U.S. dollars, they are subject to currency risk to the extent the underlying stocks are denominated in foreign currencies..

"Junk bonds" are securities rated below investment grade. Junk bonds involve greater risks of default or downgrade and are more volatile than the Fund's investment grade securities and are susceptible to legislative and regulatory developments that affect the value of these securities.

PERFORMANCE INFORMATION

As of January 31, 2000, the Fund had not yet commenced operations, and did not have a performance history.

The Fund will compare its performance to that of the _______ Index. The ________ Index is a widely recognized index of _________ securities.

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the shareholder fees that you may pay if you buy and hold Fund Shares. You would pay these fees directly from your investment in the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                           CLASS A SHARES   CLASS C SHARES    CLASS I SHARES
---------------------------------------------------------- --------------   --------------    --------------
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)*                                  4.50%            None              None

Maximum Deferred Sales Charge (Load) (as a percentage of
net asset value)**                                              None             1.00%             None
------------------------------------------------------------------------------------------------------------

* The sales charge varies depending on how much you invest. See "Purchasing Fund Shares."

** This sales charge is imposed if you sell Class C Shares within a year of your purchase. See "Selling Fund Shares."

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

                                                  CLASS A SHARES    CLASS C SHARES.     CLASS I SHARES
------------------------------------------------ ----------------- ------------------ ----------------
Investment Advisory Fees                              0.45%             0.45%              0.45%
Distribution (12b-1) Fees                             None              0.75%              None
Other Expenses                                        0.45%*            0.45%*             0.20%*
                                                      ----              ----               ----
Total Annual Fund Operating Expenses                  0.90%**           1.65%**            0.65%**
------------------------------------------------------------------------------------------------------

*    Other Expenses are estimated for the current year.

** The Fund's total actual annual fund operating expenses for the most recent fiscal year were less than the amount shown above because the Adviser will waive a portion of the fees in order to keep total operating expenses at a specified level. These fee waivers are expected to remain in place, but the Adviser may discontinue all or part of these waivers at any time. With these fee waivers, the Fund's actual total operating expenses are expected to be as follows:

         Select Strategic Fixed Income Fund -- Class A Shares             X.XX%
         Select Strategic Fixed Income Fund -- Class C Shares             X.XX%
         Select Strategic Fixed Income Fund -- Class I Shares             X.XX%

For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
                                         ------               -------
CLASS A SHARES                            $538                 $724
CLASS C SHARES                            $268                 $520
CLASS I SHARES                             $66                 $208

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                                         1 YEAR               3 YEARS
                                         ------               -------
CLASS A SHARES                            $538                 $724
CLASS C SHARES                            $168                 $520
CLASS I SHARES                            $ 66                 $208

THE FUNDS' OTHER INVESTMENTS

In addition to the investments and strategies described in this prospectus each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (SAI). Of course, there is no guarantee that any Fund will achieve its investment goal.

The investments and strategies described throughout this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for gains.

INVESTMENT ADVISER

***

Turner Investment Partners, Inc., an SEC-registered adviser, serves as the Adviser each Fund. As the Funds' Adviser, Turner makes investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. The Adviser also ensures compliance with the Funds' investment policies and guidelines.

As of December 31, 1999, Turner had approximately $_____ billion in assets under management. For its services, Turner is entitled to base investment advisory fees as follows:

     SELECT LARGE CAP GROWTH FUND                        0.75%
     SELECT LARGE CAP VALUE FUND                         0.75%
     SELECT SMALL CAP GROWTH FUND                        0.90%
     SELECT SMALL CAP VALUE FUND                         0.90%
     SELECT PREMIER CORE EQUITY FUND                     0.75%
     SELECT INTERNATIONAL CORE EQUITY FUND               0.90%
     SELECT INTERNATIONAL SMALL CAP FUND                 1.05%
     SELECT PREMIER GLOBAL EQUITY FUND                   1.00%
     SELECT GLOBAL FINANCIAL SERVICES FUND               1.00%
     SELECT GLOBAL TECHNOLOGY FUND                       1.00%
     SELECT BALANCED CAPITAL APPRECIATION FUND           0.90%
     SELECT BALANCED GROWTH AND INCOME FUND              0.90%
     SELECT BALANCED INCOME AND GROWTH FUND              0.90%
     SELECT STRATEGIC FIXED INCOME FUND                  0.45%

The Adviser may also receive incentive fees based on the investment performance of each Fund. Specifically, the Adviser's fees for a Fund may go up (or down) by 35% of the Adviser's base fees for a Fund if that Fund's performance exceeds (or lags) its benchmark by 2.25% (___% for the Strategic Fixed Income Fund). As a result, the investment advisory fees disclosed in the "Fund Fees and Expenses" section for each Fund may be higher or lower depending on the Fund's performance.

In the future, the Trust may operate as a "manager of managers" fund under an SEC exemptive order. This type of order will permit the Adviser to hire or fire Sub-Advisers with Board (rather than shareholder) approval. We will notify you if we make this change. The Sub-Advisers' fees also may be tied to each Sub-Adviser's individual investment performance. In addition, if a Sub-Adviser's performance is truly exceptional and the performance of the portion of the Fund's assets managed by the Sub-Adviser exceeds that Fund's benchmark by 3.00% or more, the Adviser will pay that Sub-Adviser an additional amount out of its advisory fees. These advisory and sub-advisory fee arrangements are described in more detail in the SAI.

TURNER'S EQUITY INVESTMENT PHILOSOPHY

Turner believes earnings expectations drive stock prices. Turner invests in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable, and introduce an unacceptable level of risk. As a result, all portfolios are fully invested and attempt to maintain sector weightings that match those of a benchmark index, since Turner believes it is imprudent to be overly-invested in any individual security. This allows Turner's tock selection process to be the primary determinant of performance.

Portfolio Managers
***

The Select Large Cap Growth, Select Large Cap Value and Select Premier Core Equity Funds are managed by a committee comprised of Robert Turner, John Hammerschmidt and Mark Turner. The Select Small Cap Growth and Select Small Cap Value Funds are managed by a committee comprised of Robert Turner, Chris McHugh, Bill McVail, and Frank Sustersic. The Select International Core Fund, Select Premier Global Equity and Select Global Financial Services Funds are managed by a committee comprised of Robert Turner, Mark Turner and David Kovacs. The Select International Small Cap Fund is managed by a committee comprised of Robert Turner, Mark Turner David Kovacs, Chris McHugh, Bill McVail and Frank Sustersic. The Select Global Technology Fund is managed by a committee comprised of Robert Turner, Chris McHugh and David Kovacs. The Select Balanced Capital Appreciation, Select Balanced Growth and Income and Select Balanced Income and Growth Funds are managed by a committee comprised of Robert Turner, Mark Hammerschmidt, Mark Turner and Jim Midanek. The Select Strategic Fixed Income Fund is managed by a committee comprised of Robert Turner and Jim Midanek.

Robert E. Turner is a member of the committees which manage each of the Funds, as set forth above. Mr. Turner, CFA, Chairman and Chief Investment Officer of the Adviser, is the lead manager of the Funds since inception. Mr. Turner founded Turner Investment Partners, Inc. in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has 17 years of investment experience.

John Hammerschmidt is a member of the committees which manage the Select Large Cap Growth, Select Large Cap Value, Select Premier Core Equity, Select Balanced Capital Appreciation, Select Balanced Growth and Income and Select Balanced Income and Growth Funds, as set forth above. Mr. Hammerschmidt, Senior Equity Portfolio Manager of the Adviser, is co-manager of the Funds. Mr. Hammerschmidt joined the Adviser in 1992. Prior to 1992, he was a Vice President in Government Securities Trading at S.G. Warburg. He has 15 years of investment experience.

Mark Turner is a member of the committees which manage the Select Large Cap Growth, Select Large Cap Value, Select Premier Core Equity, Select Balanced Capital Appreciation, Select

Balanced Growth and Income and Select Balanced Income and Growth Funds, as set forth above. Mr. Turner, President of the Adviser, is co-manager of the Funds. Mr. Turner founded Turner Investment Partners, Inc. in 1990. Prior to 1990, he was Vice President and Senior Portfolio Manager with First Maryland Asset Management. He has 16 years of investment experience.

Christopher K. McHugh is a member of the committees which manage the Select International Small Cap and Select Global Technology Funds, as set forth above. Mr. McHugh, Equity Portfolio Manager of the Adviser, is co-manager of the Funds. Mr. McHugh joined the Adviser in 1990. Prior to 1990, he was a Performance Specialist with Provident Capital Management. He has 12 years of investment experience.

Bill McVail is a member of the committees which manage the Select Small Cap Growth, Select Small Cap Value and Select International Small Cap Funds, as set forth above. Mr. McVail, Senior Equity Portfolio Manager of the Adviser, is the co-manager of the Funds. Mr. McVail joined the Adviser in 1998. Prior to 1998, he was Portfolio Manager at PNC Equity Advisers. He has 12 years of investment experience.

Frank L. Sustersic is a member of the committees which manage the Select Small Cap Growth, Select Small Cap Value and Select International Small Cap Funds, as set forth above. Mr. Sustersic, a Senior Security Analyst and Equity Portfolio Manager at Turner, is co-manager to the Funds. Mr. Sustersic joined Turner in 1994. Mr. Sustersic has 9 years of investment experience.

David Kovacs is a member of the committees which manage the Select International Core Equity, Select Premier Global Equity, Select Global Financial Services and Select Global Technology Funds, as set forth above. Mr. Kovacs, CFA, Senior Portfolio Manager, is co-manager to the Funds. Mr. Kovacs joined the Adviser in 1998. Prior to 1998, he was a Director of Quantitative Research and Investment Technology at Pilgrim Baxter & Associates. He has 10 years of investment experience.

James L. Midanek is a member of the committee which manage the Select Balanced Capital Appreciation, Select Balanced Growth and Income, Select Income and Growth and Select Strategic Fixed Income Funds. Mr. Midanek, is co-manager to the Funds. Mr. Midanek joined the Adviser in 1997. Prior to 1997, he was Chief Investment Officer of Solon Asset Management, L.P., which he founded in 1989, and Portfolio Manager of the Short Duration Government Funds. From 1992 to 1994, Mr. Midanek was Chief Investment Officer to the Fixed Income Group of Montgomery Asset Management, L.P., where he managed four institutional fixed income funds. He has years of investment experience.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

--------------------------------------------------------------------------------
INVESTING IN THE ALPHA SELECT FUNDS
--------------------------------------------------------------------------------

In order to open a new account, you must complete and mail the NEW ACCOUNT APPLICATION that you receive with this prospectus.

All trades must be received by the Funds' Transfer Agent by 4:00 PM EST. Your check must be made payable to the Alpha Select Funds.

THE MINIMUM INITIAL INVESTMENT FOR CLASS A SHARES IS $1,000. THE MINIMUM INITIAL INVESTMENT FOR CLASS C SHARES IS $1,000 ($500 FOR RETIREMENT PLANS). THE MINIMUM SUBSEQUENT INVESTMENT FOR CLASS A AND CLASS C SHARES IS $100. THE MINIMUM INITIAL INVESTMENT FOR CLASS I SHARES IS $500,000. THE MINIMUM SUBSEQUENT INVESTMENT FOR CLASS I SHARES IS $_____.

--------------------------------------------------------------------------------
ONCE YOU ARE A SHAREHOLDER OF THE ALPHA SELECT FUNDS YOU CAN DO THE FOLLOWING:
--------------------------------------------------------------------------------
*    Purchase, redeem or exchange Fund shares by phone.

Call 1-888-TIP-7654 between 9:00 AM and 4:00 PM EST Monday through Friday and press 3 to place a trade.
--------------------------------------------------------------------------------
* Purchase, redeem or exchange Fund shares by mail. Shareholders can mail trade requests to:

Regular mail                                  Express or overnight mail

Alpha Select Funds                            Alpha Select Funds
P.O. Box 419805                               c/o DST Systems Inc.
Kansas City, MO 64141-6805                    330 W. 9th Street
                                              Kansas City, MO 64105
--------------------------------------------------------------------------------
*    Purchase Fund shares by wiring funds to:

         United Missouri Bank of Kansas NA
         ABA #101000695
         Account #9870601168
         Further Credit: name of fund, shareholder name and Alpha Select Funds account number

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLOSING THE FUNDS TO NEW INVESTORS AT CERTAIN ASSET LEVELS
--------------------------------------------------------------------------------

There are limits to the amount an investment adviser can effectively invest in certain asset classes. Too many advisers try to manage more and more money regardless of their capacity to find attractive investments. Turner Investment Partners will not do this. Turner will close a Fund to most new investors once assets under management reach certain specified levels. Existing shareholders of the Funds will be notified before any Fund is closed to new investors.

Shareholders of the Funds as of the effective date for a Fund closing may continue to make investments and may open additional accounts with the Funds, provided the new accounts are registered in the same name or have the same taxpayer identification or social security number assigned to them. In addition, certain limited classes of new investors may also purchase shares of the Funds after they are closed to new investors. See "Purchasing, Selling and Exchanging Fund Shares."
--------------------------------------------------------------------------------

PURCHASING ALPHA SELECT FUND SHARES

You may purchase shares directly by:
o    Mail
o    Telephone
o    Wire
o    Direct Deposit, or
o    Automated Clearing House (ACH).

To purchase shares directly from the Funds, please call 1-888-TIP-7654. Write your check, payable in U.S. dollars, to "Alpha Select Funds" and include the name of the appropriate Fund(s) on the check. The Funds cannot accept third-party checks, credit cards, credit card checks or cash. The Funds may reject any purchase order if we determine that accepting the order would not be in the best interests of the Alpha Select Funds or its shareholders.

***

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange is open for business (a Business Day).

The Funds may reject any purchase order if they determine that accepting the order would not be in the best interests of the Funds or their shareholders.

To open an account:

o BY MAIL -- Please send your completed application, with a check payable to the Alpha Select Funds, to the address listed on this page. Your check must be in U.S. dollars and drawn on a bank located in the United States. We do not accept third party checks, credit card checks or cash.

o BY WIRE -- Please call us at 1-800-TIP-7654 (option 3) to let us know that you intend to make your initial investment by wire. You will be given an account number and fax number to which you should send you completed New Account Application. Once this is complete you will need to instruct your bank to wire money to: United Missouri Bank of Kansas, N.A.;
     ABA #10-10-00695; for Account Number 98-7060-116-8; Further Credit:
     [_________ Fund]. The shareholder's name and account number must be specified in the wire.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with certain banks, you may purchase Class A or Class C Shares automatically through regular deductions from your account. Please call 1-888-TIP-7654 for information regarding participating banks. With a $250 minimum initial investment, you may begin regularly scheduled investments from $50 up to $250 once or twice a month. The Distributor may close your account if you do not maintain a minimum investment of [$100] at the end of two years.

WHO IS ELIGIBLE TO INVEST IN A FUND ONCE IT IS CLOSED TO NEW INVESTORS?

o If you are a shareholder of a Fund when it closes to new investors, you will be able to make additional investments in the Fund and reinvest your dividends and capital gain distributions. Once a Fund is closed, you may open a new account only if:

o your business or other organization is already a shareholder of the Fund and you are opening an account for an employee benefit plan sponsored by that organization or an affiliated organization;

o you are a current Fund trustee or officer, or an employee of Turner or a member of the immediate family of any of those people;

o    you are an existing advisory client of Turner; or

o you are a client of a financial adviser or planner who has client assets invested in the Alpha Select Funds as of the date of any proposed new investment in the Fund.

In addition, an employee benefit plan which is a Fund shareholder may continue to buy shares in the ordinary course of the plan's operations, even for new plan participants.

HOW FUND PRICES ARE CALCULATED

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase order plus, in the case of Class A Shares, the applicable front-end sales charge. NAV for one Fund share is the value of that share's portion of all of the net assets in the Fund. The Funds' NAV is calculated once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV, generally we must receive your purchase order before 4:00 p.m. Eastern time.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' shares may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES
***
To purchase Class A Shares for the first time, you must invest at least $1,000 in any Fund. To purchase Class C Shares for the first time, you must invest at least $1,000 in any Fund ($500 for retirement plans). To purchase Class I Shares for the first time, you must invest at least $500,000 in any Fund. To purchase additional Class A or Class C Shares of any Fund, you must invest at least $100. We may accept investments of smaller amounts at our discretion.

PURCHASING ADDITIONAL SHARES

o BY MAIL -- Please send your check payable to Alpha Select Funds along with a signed letter stating the name of the Alpha Select Fund and your account number.

o BY PHONE -- Current shareholders are eligible to purchase shares by phone if they have requested that privilege by checking the appropriate box on the New Account Application. Shareholders who have requested telephone privileges can call 1-888-TIP-7654 (option 3) and give the Fund and account number you would like to make a subsequent purchase into. You must then instruct your bank to wire the money by following the instructions listed on page ___.

ADDITIONAL INFORMATION

You may also buy Class A and Class C Shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding the Funds to your institution.

***

SALES CHARGES

FRONT-END SALES CHARGES -- CLASS A SHARES

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

For any Equity or Balanced Fund, you will pay the following sales charge:


                                              YOUR SALES CHARGE AS A                YOUR SALES CHARGE AS A
IF YOUR INVESTMENT IS:                     PERCENTAGE OF OFFERING PRICE         PERCENTAGE OF YOUR NET INVESTMENT
-----------------------------------------------------------------------------------------------------------------
Less than $25,000                                     5.50%                             5.82%
$25,000 but less than $50,000                         5.25%                             5.54%
$50,000 but less than $100,000                        4.50%                             4.71%
$100,000 but less than $250,000                       3.50%                             3.63%
$250,000 but less than $500,000                       3.00%                             3.10%
$500,000 but less than $1,000,000                     2.00%                             2.04%
$1,000,000 and over                                   None

For the Strategic Fixed Income Fund, you will pay the following sales charge:


                                              YOUR SALES CHARGE AS A                YOUR SALES CHARGE AS A
IF YOUR INVESTMENT IS:                     PERCENTAGE OF OFFERING PRICE         PERCENTAGE OF YOUR NET INVESTMENT
-----------------------------------------------------------------------------------------------------------------
Less than $50,000                                     4.50%                             4.71%
$50,000 but less than $100,000                        4.00%                             4.17%
$100,000 but less than $250,000                       3.50%                             3.63%
$250,000 but less than $500,000                       2.50%                             2.56%
$500,000 but less than $1,000,000                     2.00%                             2.04%
$1,000,000 and over                                   None

WAIVER OF FRONT-END SALES CHARGE -- CLASS A SHARES

The front-end sales charge will be waived on Class A Shares purchased: (1) through reinvestment of dividends and distributions; (2) through an asset allocation account opened by a financial intermediary; (3) by persons repurchasing shares they redeemed within the last 60 days (see "Repurchase of Class A Shares"); (4) by employees, affiliates, and members of the immediate family, of firms that have entered into a selling agreement with the Distributor; (5) by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts ("IRAs") previously with firms that have entered into a selling agreement with the Distributor; (6) by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with firms that have entered into a selling agreement with the Distributor acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or (7) through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any or receive a reduced portion of the front-end sales charge. The Funds may also enter into waiver arrangements with various other financial intermediaries who sell Class A Shares of the Funds.

Purchases of Class A Shares of different Funds will be aggregated for purposes of determining sales charge waivers.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of any Fund at NAV (without the normal front-end sales charge), equal to or less than the value of any amount of Class A Shares (for which you paid a front-end sales charge) that you redeemed within the past 60 days. In effect, this allows you to repurchase shares that you may have had to redeem, without repaying the front-end sales charge. To exercise this privilege, we must receive your purchase order within 60 days of your redemption. IN ADDITION, YOU MUST NOTIFY US WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES -- CLASS A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. We will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. We will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide us with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). We may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. We will only consider the value of Class A Shares sold subject to a sales charge. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send us a Letter of Intent. Class A Shares purchased with dividends or distributions will not be included in the calculation. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize us to hold in escrow [5]% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, we will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent.

OFFERING PRICE OF FUND SHARES

The offering price of Class A Shares is the NAV next calculated after we receive your request, plus the front-end sales load. The offering price of Class C and Class I Shares is simply the next calculated NAV.

CONTINGENT DEFERRED SALES CHARGES - CLASS C SHARES

If you sell your Class C Shares within the first year after your purchase, you will pay a contingent deferred sales charge equal to Class C Shares of either
(1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after we receive your sale request, whichever is less. The maximum deferred sales charge as a percentage of the net amount invested is [1.01%]. The sales charge does not apply to Class C Shares you purchase through reinvestment of dividends or distributions. So you never pay a deferred sales charge on any increase in your investment above the initial offering price. The sales charge does not apply to exchanges of Class C Shares of one Fund for Class C Shares of another Fund.

The contingent deferred sales charge will be waived if you sell your Class C Shares for the following reasons: (1) to make certain withdrawals from a retirement plan (NOT INCLUDING IRAs); (2) because of death or disability; or (3) for certain payments under the Systematic Withdrawal Plan (which is discussed below).

SELLING TURNER FUND SHARES

HOW TO SELL YOUR FUND SHARES

If you own shares directly, you may sell (sometimes called "redeem") your shares on any Business Day by contacting us directly by mail or telephone. You may also sell your shares by contacting your financial institution by mail or telephone. The sale price of each share will be the next NAV determined after we receive your request less, in the case of Class C Shares, any applicable deferred sales charge.

Holders of Class A and Class C Shares may sell shares by following procedures established when they opened their account or accounts. If you have questions, call 1-888-TIP-7654. If you own shares through an account with a broker or other institution, contact that broker or institution to sell your shares. If you would like to sell $50,000 or more of your shares, please notify us in writing and include a signature guarantee.

The sale price of each share will be the next NAV determined after we receive your request.

o BY MAIL -- Shareholders wishing to redeem shares of the Alpha Select Funds should send us a letter with your name, Fund and account number and the amount of your request. All letters must be signed by the owner(s) of the account. All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was established. If you would like the proceeds sent to either a different bank account or address, a signature guarantee is required.

o BY PHONE -- When filling out your New Account Application shareholders are the given opportunity to establish telephone redemption privileges. If you elect to take advantage of this privilege you will be able to redeem shares of the Alpha Select Funds by calling 1-888-TIP-7654 (option 3) and informing one of our representatives.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have an account with certain banks, electronically transferred to your account. Please call 1-888-TIP-7654 for information regarding banks that participate in the Systematic Withdrawal Plan.

SIGNATURE GUARANTEES

A signature guarantee is a widely accepted way to protect shareholders by verifying the signature in certain circumstances including, (1) written requests for redemptions in excess of $50,000; (2) all written requests to wire redemption proceeds to a bank other than the bank previously designated on the account application; and (3) redemption requests that provide that the redemption proceeds should be sent to an address other than the address of record or to a person other than the registered shareholder(s) for the account. Signature guarantees can be obtained from any of the following institutions: a national or state bank, a trust company, a federal savings and loan association, or a broker-dealer that is a member of a national securities exchange. A notarized signature is not sufficient.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within three Business Days after they receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a $10 wire fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY

CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

HOW TO EXCHANGE YOUR SHARES

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Funds receive your exchange request.

You may exchange your shares on any Business Day by contacting the Funds directly by mail or telephone. You may also exchange shares through your financial institution by mail or telephone. Exchange requests must be for an amount of at least $$1,000. IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH], YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

CLASS A SHARES

You may exchange Class A Shares of any Fund for Class A Shares of any other Fund described in this prospectus. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (E.G., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

CLASS C SHARES

You may exchange Class C Shares of any Fund for Class C Shares of any other Fund described in this prospectus. You will not pay a contingent-deferred sales charge on exchanges of Class C Shares.

CLASS I SHARES

You may exchange Class I Shares of any Fund for Class I Shares of any other Fund described in this prospectus.

OTHER POLICIES:

FOR CUSTOMERS OF FINANCIAL INSTITUTIONS

If you purchase, sell or exchange Fund shares through a financial institution (rather than directly from the Funds), you may have to transmit your purchase, sale and exchange requests to your financial institution at an earlier time for your transaction to become effective that day. This allows the financial institution time to process your request and transmit it to us. For more information about how to purchase, sell or exchange Fund shares through your financial institution, you should contact your financial institution directly.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with us over the telephone, you will generally bear the risk of any loss.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Funds' Statement of Additional Information.

INVOLUNTARY SALES OF YOUR SHARES
***

If your account balance drops below the required minimum of $1,000 for Class A Shares or for Class C Shares, you may be required to sell your shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid selling your shares.
***

DIVIDENDS AND DISTRIBUTIONS

DISTRIBUTION OF FUND SHARES

SEI Investments Distribution Co. (SIDCo.) is the distributor of the Funds. SIDCo. receives no compensation for distributing the Funds' shares.

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For Class C Shares, the distribution fee is 0.75% of the average daily net assets of each Fund. In addition, Class C Shares pay a shareholder servicing fee of 0.25% of average daily net assets.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, are 0.25%.

Class I Shares do not pay distribution or shareholder servicing fees.

DIVIDENDS AND DISTRIBUTIONS


                                               FREQUENCY OF DECLARATION       FREQUENCY OF PAYMENT
FUNDS                                                OF DIVIDENDS                 OF DIVIDENDS
-----                                          ------------------------       --------------------
Select Large Cap Growth Fund                             Monthly                   Quarterly
Select Large Cap Value Fund                              Monthly                   Quarterly
Select Small Cap Growth Fund                            Quarterly                  Quarterly
Select Small Cap Value Fund                             Quarterly                  Quarterly
Select Premier Core Equity Fund                         Quarterly                  Quarterly
Select Balanced Capital Appreciation Fund                Monthly                   Quarterly
Select Balanced Growth and Income Fund                   Monthly                   Quarterly
Select Balanced Income and Growth Fund                   Monthly                   Quarterly
Select International Core Equity Fund                   Annually                    Annually
Select International Small Cap Fund                     Annually                    Annually
Select Premier Global Equity Fund                       Annually                    Annually
Select Global Financial Services Fund                   Annually                    Annually
Select Global Technology Fund                           Annually                    Annually
Select Strategic Fixed Income Fund                        Daily                     Monthly

The Funds make distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send the Funds written notice.

THE "RECORD DATE"

If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Summarized below are some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. EACH SALE OR EXCHANGE OF FUND SHARES IS A TAXABLE EVENT.

The Funds may be able to pass along a tax credit for foreign income taxes they pay. The Funds will notify you if it gives you this credit.

FUND DISTRIBUTIONS

Distributions you receive from a Fund may be taxable whether or not you reinvest them.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                               ALPHA SELECT FUNDS

INVESTMENT ADVISER

Turner Investment Partners, Inc.
1235 Westlakes Drive, Suite 350
Berwyn, Pennsylvania 19312

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated January 31, 2000, includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports will contain each Fund's holdings and contain information from the Fund's managers about strategies, and recent market conditions and trends and their impact on Fund performance. The reports will also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-888-TIP-7654

BY MAIL: Write to Alpha Select Funds
P.O. Box 419805
Kansas City, MO 64141-6805

BY INTERNET: http://www.turner-invest.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the Alpha Select Funds, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009.

The Alpha Select Funds' Investment Company Act registration number is 811-8104.

                               ALPHA SELECT FUNDS

                          SELECT LARGE CAP GROWTH FUND
                           SELECT LARGE CAP VALUE FUND
                          SELECT SMALL CAP GROWTH FUND
                           SELECT SMALL CAP VALUE FUND
                         SELECT PREMIER CORE EQUITY FUND
                         SELECT INTERNATIONAL CORE FUND
                       SELECT INTERNATIONAL SMALL CAP FUND
                        SELECT PREMIER GLOBAL EQUITY FUND
                      SELECT GLOBAL FINANCIAL SERVICES FUND
                          SELECT GLOBAL TECHNOLOGY FUND
                    SELECT BALANCED CAPITAL APPRECIATION FUND
                     SELECT BALANCED GROWTH AND INCOME FUND
                     SELECT BALANCED INCOME AND GROWTH FUND
                       SELECT STRATEGIC FIXED INCOME FUND

                               Investment Adviser:
                        TURNER INVESTMENT PARTNERS, INC.


This Statement of Additional Information is not a prospectus and relates only to the Select Large Cap Growth Fund, Select Large Cap Value Fund, Select Small Cap Growth Fund, Select Small Cap Value Fund, Select Premier Core Equity Fund, Select International Core Fund, Select International Small Cap Fund, Select Premier Global Equity Fund, Select Global Financial Services Fund, Select Global Technology Fund, Select Balanced Capital Appreciation Fund Select Balanced Growth and Income Fund, Select Balanced Income and Growth Fund and Select Strategic Fixed Income Fund (each a "Fund" and, together, the "Funds"). It is intended to provide additional information regarding the activities and operations of the Alpha Select Funds (the "Trust"), and should be read in conjunction with the Funds' Prospectus dated January 31, 2000. The Prospectus may be obtained without charge by calling 1-888-TIP-7654.


January 31, 2000

                        TABLE OF CONTENTS

THE TRUST.................................................................. S-
INVESTMENT OBJECTIVES...................................................... S-
INVESTMENT POLICIES........................................................ S-
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS...................... S-
INVESTMENT LIMITATIONS..................................................... S-
THE ADVISER................................................................ S-
THE SUB-ADVISERS........................................................... S-
THE ADMINISTRATOR.......................................................... S-
DISTRIBUTION AND SHAREHOLDER SERVICES...................................... S-
TRUSTEES AND OFFICERS OF THE TRUST......................................... S-
COMPUTATION OF YIELD AND TOTAL RETURN...................................... S-
PURCHASE AND REDEMPTION OF SHARES.......................................... S-
DETERMINATION OF NET ASSET VALUE........................................... S-
TAXES...................................................................... S-
PORTFOLIO TRANSACTIONS..................................................... S-
VOTING..................................................................... S-
DESCRIPTION OF SHARES...................................................... S-
SHAREHOLDER LIABILITY...................................................... S-
LIMITATION OF TRUSTEES' LIABILITY.......................................... S-
EXPERTS.................................................................... S-
CUSTODIAN.................................................................. S-
LEGAL COUNSEL.............................................................. S-
APPENDIX................................................................... A-1

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THE TRUST

This Statement of Additional Information relates only to Class A, Class C, and Class I shares of the Select Large Cap Growth Fund, Select Large Cap Value Fund, Select Small Cap Growth Fund, Select Small Cap Value Fund, Select Premier Core Equity Fund, Select International Core Fund, Select International Small Cap Fund, Select Premier Global Equity Fund, Select Global Financial Services Fund, Select Global Technology Fund, Select Balanced Capital Appreciation Fund, Select Balanced Growth and Income Fund, Select Balanced Income and Growth Fund and Select Strategic Fixed Income Fund (each a "Fund" and, together, the "Funds"). Each Fund is a separate series of the Alpha Select Funds (the "Trust"), an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated October 25, 1993, and amended on December 10, 1998. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." Capitalized terms not defined herein are defined in the Prospectus offering shares of the Funds.

INVESTMENT OBJECTIVES

SELECT LARGE CAP GROWTH FUND -- The Select Large Cap Growth Fund seeks capital appreciation.

SELECT LARGE CAP VALUE FUND -- The Select Large Cap Value Fund seeks capital appreciation and income.

SELECT SMALL CAP GROWTH FUND -- The Select Small Cap Growth Fund seeks capital appreciation.

SELECT SMALL CAP VALUE FUND -- The Select Small Cap Value Fund seeks capital appreciation.

SELECT PREMIER CORE EQUITY FUND -- The Select Premier Core Equity Fund seeks long-term capital appreciation.

SELECT INTERNATIONAL CORE FUND -- The Select International Core Fund seeks long-term capital appreciation.

SELECT INTERNATIONAL SMALL CAP FUND -- The Select International Small Cap Fund seeks long-term capital appreciation.

SELECT PREMIER GLOBAL EQUITY FUND -- The Select Premier Global Equity Fund seeks long-term capital appreciation.

SELECT GLOBAL FINANCIAL SERVICES FUND -- The Select Global Financial Services Fund seeks long-term capital appreciation.

SELECT GLOBAL TECHNOLOGY FUND -- The Select Global Technology Fund seeks long-term capital appreciation.

SELECT BALANCED CAPITAL APPRECIATION FUND -- The Select Balanced Capital Appreciation Fund seeks long-term capital appreciation and a limited amount of income.

SELECT BALANCED GROWTH AND INCOME FUND -- The Select Balanced Growth and Income Fund seeks capital appreciation and income.

SELECT BALANCED INCOME AND GROWTH FUND -- The Select Balanced Income and Growth Fund seeks current income with modest amount of capital appreciation.

SELECT STRATEGIC FIXED INCOME FUND -- The Select Strategic Fixed Income Fund seeks current income.

INVESTMENT POLICIES

SELECT LARGE CAP GROWTH FUND -- The Select Large Cap Growth Fund invests primarily in U.S. common stocks and other equity securities that the Fund's Adviser believes to have long-term growth potential. The Fund may also purchase stocks of smaller companies with growth potential. In selecting investments for the Fund, the Adviser chooses stocks of large cap companies in a broad range of industries based primarily on their growth characteristics. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

SELECT LARGE CAP VALUE FUND -- The Select Large Cap Value Fund invests primarily in U.S. common stocks and other equity securities that the Fund's Adviser believes are undervalued by the market. The Fund may also purchase stocks of undervalued smaller companies. In selecting investments for the Fund, the Adviser chooses stocks of large cap companies that are presently out-of-favor with many investors. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

SELECT SMALL CAP GROWTH FUND -- The Select Small Cap Growth Fund invests primarily in common stocks and other equity securities U.S. issuers with small market capitalizations. The Fund will invest in securities of companies that have above-average growth potential. The Fund will invest in securities of companies operating in a broad range of industries based primarily on their growth characteristics. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

SELECT SMALL CAP VALUE FUND -- The Select Small Cap Value Fund invests primarily in common stocks and other equity securities of U.S. issuers that are undervalued by the market. In selecting investmens for the Fund, the Adviser chooses stocks of companies with small market capitalzations that are presently out of favor with many investors. The Fund will invest in securities of companies operating in a broad range of industries based primarily on their value characteristics. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

SELECT PREMIER CORE EQUITY FUND -- The Select Premier Core Equity Fund invests primarily in common stocks and other equity securities of companies regardless of their market capitalizations. In selecting investmens for the Fund, the Adviser chooses stocks of companies that have above-average growth potential or that have been undervalued by the market. The Fund will invest in securities of companies operating in a broad range of industries based primarily on their growth potential or their relatively attractive price. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

SELECT INTERNATIONAL CORE FUND -- The Select International Core Fund invests primarily in common stocks and other equity securities of large cap foreign issuers. In selecting investmens for the Fund, the Adviser chooses stocks of companies located in at least three foreign countries. The Fund primarily invests in companies located in emerging markets. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

SELECT INTERNATIONAL SMALL CAP FUND -- The Select International Small Cap Fund invests primarily in common stocks and other equity securities of companies that have small market capitalizations. In selecting investmens for the Fund, the Adviser chooses stocks of companies located in at least three foreign countries. The Fund primarily invests in companies located in emerging markets. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

SELECT PREMIER GLOBAL EQUITY FUND -- The Select Premier Global Equity Fund invests primarily in common stocks and other equity securities of companies located in the U.S. and abroad that have a variety of market capitalizations. In selecting investmens for the Fund, the Adviser chooses stocks of companies from the U.S. and at least three other countries. The Fund primarily invests in companies located in emerging markets. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

SELECT GLOBAL FINANCIAL SERVICES FUND -- The Select Global Financial Services Fund invests primarily in common stocks and other equity securities of financial services companies located in the U.S. and abroad that have a variety of market capitalizations. In selecting investmens for the Fund, the Adviser chooses stocks of financial services companies from the U.S. and at least three other countries. The Fund primarily invests in companies located in developed countries, but also may invest in companies located in emerging markets. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

SELECT GLOBAL TECHNOLOGY FUND -- The Select Global Technology Fund invests primarily in common stocks and other equity securities of technology companies located in the U.S. and abroad that have a variety of market capitalizations. In selecting investmens for the Fund, the Adviser chooses stocks of technology companies from the U.S. and at least three other countries. The Fund primarily invests in companies located in developed countries, but also may invest in companies located in emerging markets. The Fund will invest in securities of technology companies, including computer, telecommunications and electronics companies, that have long-term growth potential. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

SELECT BALANCED CAPITAL APPRECIATION FUND -- The Select Balanced Capital Appreciation Fund invests primarily in common stocks and other equity securities. The Fund also invests in investment grade fixed income securities and in money market securities or cash equivalents. In selecting investments for the Fund, the Adviser allocates assets between stocks, bonds and cash equivalents based on the Adviser's outlook for the market. The Fund will typically invest a larger percentage of its assets in equity securities, but at times may invest more in debt securities or cash equivalents. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

SELECT BALANCED GROWTH AND INCOME FUND -- The Select Balanced Growth and Income Fund invests primarily in common stocks and other equity securities and in investment grade fixed income securities of corporate and governmental issuers. The Fund also invests money market securities or cash equivalents. In selecting investments for the Fund, the Adviser allocates assets between stocks, bonds and cash equivalents based on the Adviser's outlook for the market. The Fund will invest roughly equal percentages in equity securities and debt securities, but at times may invest more in debt securities and in cash equivalents. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

SELECT BALANCED INCOME AND GROWTH FUND -- The Select Balanced Income and Growth Fund invests primarily in common stocks and other equity securities and in investment grade fixed income securities of corporate and governmental issuers. The Fund also invests money market securities or cash equivalents. In selecting investments for the Fund, the Adviser allocates assets between bonds, stocks and cash equivalents based on the Adviser's outlook for the market. The Fund will typically invest a larger percentage of its assets in fixed income securities, but at times may invest more in equity securities or cash equivalents. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

SELECT STRATEGIC FIXED INCOME FUND -- The Select Strategic Fixed Income Fund invests primarily in investment grade U.S. and foreign government securities, corporate debt securities, mortgage-backed securities, and asset-backed securities. The Fund purchase securities rated below investment grade (or "junk bonds"). In selecting investments for the Fund, the Adviser chooses securities of quality companies and of U.S. and foreign governments and their agencies with intermediate durations. The Adviser will allocated the Fund's assets among various market sectors based on their analysis of historical data, yield trends and credit ratings. The Fund's average duration will typically be between three and six years, although the Fund can hold securities with longer and shorter durations. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains taxes.

DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITORY RECEIPTS ("ADRs")

Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through to the holders of the receipts voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

Certain Funds may invest in securities backed by automobile, credit-card or other types of receivables in securities backed by other types of assets. Credit support or asset-backed securities may be based on the underlying assets and/or provided by a third party through credit enhancements. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and overcollateralization.

Asset-backed securities are not issued or guaranteed by the United States Government or its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts for a certain period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holders.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for such securities.

BORROWING

The Funds may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Funds may be required to segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

CONVERTIBLE SECURITIES

Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. As a result, a Fund's selection of convertible securities is based, to a great extent, on the potential for capital appreciation that may exist in the underlying stock.

DERIVATIVES

Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (E.G., puts and calls), swap agreements, mortgage-backed securities (E.G., CMOs, REMICs, IOs and POs), when issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (E.G., Receipts and STRIPs), privately issued stripped securities (E.G., TGRs, TRs, and
CATs). See elsewhere in the "Description of Permitted Investments" for discussions of these various instruments.

DOLLAR ROLL TRANSACTIONS

Certain Funds may enter into dollar roll transactions. A dollar roll transaction involves a sale by a Fund of a security to a financial institution concurrently with an agreement by the Fund to repurchase a similar security from the institution at a later date at an agreed-upon price. The securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional portfolio securities of the particular Fund, and the income from these investments, together with any additional fee income received on the sale, may or may not generate income from the Fund exceeding the yield on the securities sold.

At the time that a Fund enters into a dollar roll transaction, it causes the Fund's custodian to segregate cash or liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently mark the assets to market daily to ensure that full collateralization is maintained.

EQUITY SECURITIES

Equity securities represent ownership interests in a company or corporation and consist of common stock, preferred stock, warrants and other rights to acquire such instruments. Equity securities may be listed on exchanges or traded in the over-the-counter market. Investments in common stocks are subject to market risks which may cause their priced to fluctuate over time.

The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Changes in the value of fund securities will not necessarily affect cash income derived from these securities, but will affect a Fund's net asset value.

Investments in the equity securities of small capitalization companies involves greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of small companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FIXED INCOME SECURITIES

Fixed income securities are debt obligations issued by governments, corporations, municipalities and other borrowers. The market value of fixed income investments will generally change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities, but will affect a Fund's net asset value.

Investment grade bonds include securities rated BBB by S&P or Baa by Moody's, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, the Adviser will review the situation and take appropriate action.

FORWARD FOREIGN CURRENCY CONTRACTS

Forward foreign currency contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time.

When entering into a contract for the purchase or sale of a security in a foreign currency, a Fund may enter into a forward foreign currency contract for the amount of the purchase or sale price to protect against variations between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the United States dollar or other foreign currency.

Also, when an adviser anticipates that a particular foreign currency may decline substantially relative to the United States dollar or other leading currencies, in order to reduce risk, a Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of its securities denominated in such foreign currency. With respect to any such forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward currency contracts may offer protection from losses resulting from declines in value of a particular foreign currency, they also limit potential gains which might result from increases in the value of particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. A Fund will also incur costs in connection with forward foreign currency contracts and conversions of foreign currencies to United States dollars. A Fund will place assets in a segregated account to assure that its obligations under forward foreign currency contracts are covered.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the Index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets. A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

GLOBAL DEPOSITORY RECEIPTS ("GDRs")

GDRs are issued globally and evidence a similar ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are designed for trading in non-U.S. securities markets. GDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depository, whereas an unsponsored facility may be established by a depository without participation by the issuer of the receipt's underlying security.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length.

INVESTMENT COMPANY SHARES

Each Fund may invest in shares of other investment companies to the extent permitted by applicable law and subject to certain restrictions. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

JUNK BONDS

Securities rated below investment grade are often referred to as "junk bonds." Fixed income securities are subject to the risk of an issuer's ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed-income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates.

Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

The high yield market is relatively new and its growth has paralleled a long period of economic expansion and an increase in merger, acquisition and leveraged buyout activity. Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Fund's adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore, the Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund's net asset value.

Prices for high yield securities may be affected by legislative and regulatory developments. These laws could adversely affect the Fund's net asset value and investment practices, the secondary market value for high yield securities, the financial condition of issuers of these securities and the value of outstanding high yield securities.

Lower rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund's investment portfolio and increasing the exposure of the Fund to the risks of high yield securities. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

MONEY MARKET INSTRUMENTS

Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

MORTGAGE-RELATED SECURITIES

ADJUSTABLE RATE MORTGAGE-RELATED SECURITIES ("ARMS"): As the interest rate on the mortgages underlying adjustable rate mortgage-related securities are reset periodically, yields of such portfolio securities will gradually align themselves to reflect changes in market rates. Unlike fixed rate mortgages, which generally decline in value during periods of rising interest rates, ARMS allow the Funds to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages, resulting in both higher current yields and low price fluctuations. Furthermore, if prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Funds may be able to reinvest such amounts in securities with a higher current rate of return. During periods of declining interest rates, of course, the coupon rates may readjust downward, resulting in lower yields to the Funds. Further, because of this feature, the value of ARMS are unlikely to rise during periods of declining interest rates to the same extent as fixed rate instruments.

FANNIE MAE SECURITIES: Fannie Mae is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby providing them with funds for additional lending. Fannie Mae acquires funds to purchase loans from investors that may not ordinarily invest in mortgage loans directly, thereby expanding the total amount of funds available for housing.

Each Fannie Mae pass-through security represents a proportionate interest in one or more pools of loans, including conventional mortgage loans (that is, mortgage loans that are not insured or guaranteed by any U.S. Government agency). The loans contained in those pools consist of one or more of the following: (1) fixed-rate level payment mortgage loans; (2) fixed-rate growing equity mortgage loans; (3) fixed-rate graduated payment mortgage loans; (4) variable rate mortgage loans; (5) other adjustable rate mortgage loans; and (6) fixed-rate mortgage loans secured by multifamily projects.

FEDERAL HOME LOAN MORTGAGE CORPORATION SECURITIES ("FHLMC"): The operations of FHLMC currently consist primarily of the purchase of first lien, conventional, residential mortgage loans and participation interests in mortgage loans and the resale of the mortgage loans in the form of mortgage-backed securities.

The mortgage loans underlying FHLMC securities typically consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between 10 to 30 years, substantially all of which are secured by first liens on one-to-four-family residential properties or multifamily projects. Each mortgage loan must include whole loans, participation interests in whole loans and undivided interests in whole loans and participation in another FHLMC security.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION SECURITIES ("GNMA"): GNMA is a wholly owned corporate instrumentality of the U.S. Government within the Department of Housing and Urban

Development. In order to meet its obligations under a guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

GNMA pass-through securities may represent a proportionate interest in one or more pools of the following types of mortgage loans: (1) fixed-rate level payment mortgage loans; (2) fixed rate graduated payment mortgage loans;
(3) fixed-rate growing equity mortgage loans; (4) fixed-rate mortgage loans secured by manufactured (mobile) homes; (5) mortgage loans on multifamily residential properties under construction; (6) mortgage loans on completed multifamily projects; (7) fixed-rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (8) mortgage loans that provide for adjustments on payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (9) mortgage-backed serial notes.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES: The Funds may invest in mortgage-related securities offered by private issuers including pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be obligations of the institution issuing the bonds and are collateralized mortgage obligations ("CMOs"), provided such securities are "mortgage related securities" within the meaning of the Secondary Mortgage Market Enhancement Act of 1984, as amended.

The Funds may invest in, among other things, "parallel pay" CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which like the other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds are parallel pay CMOs that generally require payments of a specified amount of principal on each payment date. The required principal payment on PAC Bonds have the highest priority after interest has been paid to all classes.

NON-DIVERSIFICATION

Each Fund (except the Balanced Capital Appreciation, Balanced Growth and Income, Balanced Income and Growth and Strategic Fixed Income Funds) is a non-diversified company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), which means that a relatively high percentage of assets of the Fund may be invested in the obligations of a limited number of issuers. Although the Adviser and the Sub-Advisers do not intend to invest more than 5% of the Fund's assets in any single issuer (with the exception of securities which are issued or guaranteed by a national government), the value of the shares of the Fund may be more susceptible to any single economic, political or regulatory occurrence than the shares of a diversified investment company would be. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the Fund be diversified (i.e., not invest more than 5% of its assets in the securities in any one issuer) as to 50% of its assets.

OBLIGATIONS OF SUPRANATIONAL ENTITIES

Supranational entities are entities established through the joint participation of several governments, including the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or "stock holders," usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

OPTIONS

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

RISK FACTORS: Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PORTFOLIO TURNOVER

An annual portfolio turnover rate in excess of 100% may result from the Adviser's investment strategy. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.

RECEIPTS

Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on a security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

REITS

The Funds may invest in real estate investment trusts ("REITs"), which pool investors' funds for investment in income producing commercial real estate or real estate related loans or interests.

A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. A shareholder in a Fund should realize that by investing in REITs indirectly through the Fund, he or she will bear not only his or her proportionate share of the expenses of the Fund, but also indirectly, similar expenses of underlying REITs.

A Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Trust's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES

Restricted securities are securities that may not be sold freely to the public absent registration under the Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act, and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to any institutional investor through the issuer or investment dealers who make a market on such commercial paper. Rule 144A securities are securities re-sold in reliance on an exemption from registration provided by Rule 144A under the 1933 Act.

REVERSE REPURCHASE AGREEMENTS

Certain Funds may enter into reverse repurchase agreements. The Funds typically will invest the proceeds of a reverse repurchase agreement in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. This use of proceeds involves leverage. The Funds will enter into a reverse repurchase agreement for leveraging purposes only when the Adviser believes that the interest income to be earned from the investment of the proceeds or the gain for the security to be obtained by effecting the transaction would be greater than the interest expense of the transaction. The Funds also may use the proceeds of reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of the Funds' securities is considered to be disadvantageous.

RIGHTS

Rights give existing shareholders of a corporation the right, but not the obligation, to buy shares of the corporation at a given price, usually below the offering price, during a specified period.

RULE 144A SECURITIES

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the 1933 Act. Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect the Fund's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust's Board of Trustees.

SECURITIES OF FOREIGN ISSUERS

There are certain risks connected with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, the possibility that there will be less information on such securities and their issuers available to the public, the difficulty of obtaining or enforcing court judgments abroad, restrictions on foreign investments in other jurisdictions, difficulties in effecting repatriation of capital invested abroad and difficulties in transaction settlements and the effect of delay on shareholder equity. Foreign securities may be subject to foreign taxes, and may be less marketable than comparable U.S. securities. The value of a Fund's investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollars, and a Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains if any, to be distributed to shareholders by a Fund. Furthermore, emerging market countries may have less stable political environments than more developed countries.

SECURITIES LENDING

Each Fund may lend its portfolio securities having a value of up to 30% of its total assets in order to generate additional income. Such loans may be made to broker-dealers or other financial institutions whose creditworthiness is acceptable to the Adviser and subject to certain terms and conditions. These loans are required to be secured continuously by collateral, including cash or other liquid securities, maintained on a current basis (i.e., marked to market daily) at an amount at least equal to 100% of the market value of the securities loaned plus accrued interest. The Funds may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. Loans are subject to termination at the option of the Funds or the borrower at any time. Upon such termination, the Funds are entitled to obtain the return of the securities loaned within five business days.

For the term of the loan, the particular Fund continues to receive the equivalent of the interest paid by the issuer on the securities loaned, receives proceeds from the investment of the collateral and continues to retain any voting rights with respect to the securities. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans are made only to borrowers deemed by the Adviser to be creditworthy, and only when, in the judgment of the Adviser, the income which can be earned currently from such loans justifies the attendant risk.

SHORT SALES

A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short.

SHORT-TERM OBLIGATIONS

Commercial paper (including variable amount master demand notes), bankers' acceptances, certificates of deposit, repurchase agreements, obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and demand and time deposits of domestic and foreign banks and savings and loan associations.

SWAPS, CAPS, FLOORS AND COLLARS

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. In swap agreements, if a Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and their share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance.

Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation a Fund may have under these types of arrangements will be covered by setting aside cash or liquid securities in a segregated account. A Fund will enter into swaps only with counterparties believed to be creditworthy.

U.S. GOVERNMENT SECURITIES

U.S. Government securities in which the Funds may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by certain agencies or instrumentalities of the U.S. Government, including GNMA, Fannie Mae, FHLMC, Federal Farm Credit Bank, Farm Credit System Financial Assistance Corporation, Federal Home Loan Banks, Financing Corporation, Federal Home Loan Bank, Maritime Administration, Resolution Funding Corporation, Small Business Administration (SBA loan pools and the guaranteed portions of single loan sales), Student Loan Marketing Association and Washington Metropolitan Area Transit Authority. Direct obligations of the U.S. Treasury include a variety of securities that differ primarily in their interest rates, maturities and dates of issuance. Because the U.S. Government is not obligated by law to provide support to an instrumentality that it sponsors, the Funds will not invest in obligations issued by an instrumentality of the U.S. Government unless the Adviser determines that the instrumentality's credit risk makes its securities suitable for investment by the Funds.

U.S. TREASURY OBLIGATIONS

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS

Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

YANKEE OBLIGATIONS

Yankee Obligations ("Yankees") are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue under Rule 144A under the Securities Act of 1933. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers' acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for a Fund will adhere to the same quality standards as those utilized or the selection of domestic debt obligations.

YEAR 2000

The Trust depends on the smooth functioning of computer systems in almost every aspect of its business. Like other mutual funds, businesses and individuals around the world, the Trust could be adversely affected if the computer systems used by its service providers do not properly process dates on and after January 1, 2000 and distinguish between the year 2000 and 1900. The Trust has asked its mission critical service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and have sought and received assurances from each that its system is expected to accommodate the year 2000 without material adverse consequences to the Trust. The Trust and its shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Trust does business. Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions may add to the possibility of losses to the Funds and their shareholders.

Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses to the Funds' shareholders.

ZERO COUPON SECURITIES

STRIPS and Receipts (TRs, TIGRs, LYONS and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes that are non-zero coupon securities with similar maturity and credit qualities. The Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy income distribution requirements. A Fund accrues income with respect to the securities prior to the receipt of cash payments. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

CORPORATE ZERO COUPON SECURITIES - Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value, or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (E.G., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer's failure to pay interest and repay principal in accordance with the terms of the obligation.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations (and those set forth in the Prospectus) are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

1. (i) purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such an issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.

2. The Fund may not purchase any securities which would cause 25% or more of the total assets of such Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Asset coverage of a least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. A Fund will not purchase securities while its borrowings exceed 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

8. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees.

No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

GLOBAL FINANCIAL SERVICES FUND

The Global Financial Services Fund may invest in companies that are involved in the financial sector, including commercial and investment banks, savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all segments of the insurance industry such as multi-line, property and casualty, and life insurance.

SEC regulations provide that the Fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies, as well as those deriving more than 15% of profits from brokerage and investment management activities, will be considered to be "principally engaged" in this Fund's business activity. Rule 12d3-1 under the 1940 Act, allows investment portfolios such as this Fund, to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the Fund may purchase. The Fund may purchase securities of an issuer that derived more than 15% of it gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:

a. the purchase cannot cause more than 5% of the Fund's total assets to be invested in securities of that issuer;

b. for any equity security, the purchase cannot result in the Fund owing more than 5% of the issuer's outstanding securities in that class;

c. for a debt security, the purchase cannot result in the fund owing more than 10% of the outstanding principal amount of the issuer's debt securities.

In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. The Fund will not be required to divest its holding of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The purchase of a general partnership interest in a securities-related business is prohibited.

THE ADVISER

The Trust and Turner Investment Partners, Inc. (the "Adviser"), have entered into an advisory agreement (the "Advisory Agreement"). Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312, is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of the Adviser. As of December 31, 1999, the Adviser had discretionary management authority with respect to approximately $--- billion of assets. [Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Adviser makes recommendations to the Trustees with respect to the appropriate allocation of assets to each of the Target Select Fund's Sub-Advisers, and directly manages assets of the Fund not allocated to the Sub-Advisers.] The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in carrying out its duties, but shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Funds (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds established limitations, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of the Funds to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Code.

The continuance of the Advisory Agreement as to the Funds after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

The Adviser's investment advisory fee may be adjusted based on each Fund's total return performance as compared to specific benchmarks. Under the schedule set forth below, the Adviser's base advisory fee for a Fund may be increased by 35% if the Fund outperforms its stated benchmark by 2.25% (___% in the case of the Strategic Fixed Income Fund).

The Funds will pay the Adviser its base fee on a monthly basis. Commencing on [DECEMBER 31, 2000], the Adviser's fee will be paid by including an increase or decrease in the basic fee each based on each Fund's performance.

For purposes of the performance adjustments, the investment performance of a Fund for any period is expressed as a percentage of the Fund's net asset value per share at the beginning of the period. This percentage is equal to the sum of
(i) the change in the Fund's net asset value per share during the period; (ii) the value of the Fund's cash distributions per share having an ex-dividend date occurring within the period; and (iii) the per share amount of capital gains taxes paid or accrued during the period by the Fund for undistributed realized long-term capital gains. The investment record for a specific index is expressed as a percentage of the starting level of that index at the beginning of the period, as modified by the change in the level of the index during the period and by the value computed consistently with the index, of cash distributions having an ex-dividend date occurring within the period made by issuers whose securities are included in the index.

The Adviser pays the Sub-Advisers out of the advisory fees it receives from each Fund.

-------------------------------------------------------------------------------
                                                       Advisory Fee
                                            -----------------------------------
            Fund Name                         Low           Base          High
-------------------------------------------------------------------------------
Select Large Cap Growth                     0.195%         0.30%        0.405%
-------------------------------------------------------------------------------
Select Large Cap Value                      0.195%         0.30%        0.405%
-------------------------------------------------------------------------------
Select Premier Core Equity                  0.195%         0.30%        0.405%
-------------------------------------------------------------------------------
Select Small Cap Growth                     0.195%         0.30%        0.405%
-------------------------------------------------------------------------------
Select Small Cap Value                      0.195%         0.30%        0.405%
-------------------------------------------------------------------------------
Select International Core                   0.195%         0.30%        0.405%
-------------------------------------------------------------------------------
Select International Small Cap              0.195%         0.30%        0.405%
-------------------------------------------------------------------------------
Select Premier Global Equity                0.195%         0.30%        0.405%
-------------------------------------------------------------------------------
Select Global Financial Services            0.195%         0.30%        0.405%
-------------------------------------------------------------------------------
Select Global Technology                    0.195%         0.30%        0.405%
-------------------------------------------------------------------------------
Strategic Fixed Income                      0.130%         0.20%        0.270%
-------------------------------------------------------------------------------
Select Balanced Income & Growth             0.225%         0.30%        0.375%
-------------------------------------------------------------------------------
Select Balanced Growth & Income             0.225%         0.30%        0.375%
-------------------------------------------------------------------------------
Select Balanced Capital Appreciation        0.225%         0.30%        0.375%
-------------------------------------------------------------------------------

SPECIAL CONSIDERATIONS REGARDING THE MULTI-ADVISER APPROACH

The Adviser oversees the portfolio management services provided to each Fund by each of its Sub-Advisers. Subject to the review of the Trust's Board of Trustees, the Adviser monitors each Sub-Adviser to assure that the Sub-Adviser is managing its segment of each Fund consistently with that Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in Subchapter M of the Code. The Adviser also provides each Fund with certain administrative services, including maintenance of certain Fund records and assistance in the preparation of the Fund's registration statement under federal and state laws. Because each Sub-Adviser will be managing its segment of its Fund independently from the other Sub-Advisers, the same security may be held in two different segments of a Fund, or may be acquired for one segment of the Fund at a time when the Sub-Adviser of another segment deems it appropriate to dispose of the security from that other segment. Similarly, under some market conditions, the Adviser or one or more of the Sub-Advisers may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the Adviser or another Sub-Adviser believes continued exposure to the equity markets is appropriate for their segments of a Fund. Because the Adviser and each Sub-Adviser directs the trading for its own segment of a Fund, and does not aggregate its transactions with those of the Adviser or the other Sub-Advisers, the Fund may incur higher brokerage costs than would be the case if a single Adviser were managing the entire Fund.

On a daily basis, capital activity will be allocated equally by the Adviser among the segments of each Fund. However, the Adviser may, subject to review by the Trusts's Board of Trustees, allocate new investment capital differently among the Sub-Advisers. This action may be necessary, if, for example, the Adviser or a Sub-Adviser determines that it desires no additional investment capital. Also, because each segment of the portfolio will perform differently from the other segments depending upon the investments it holds and changing market conditions, one segment may be larger or smaller at various times than the other segments. Although it reserves the right to do so, subject to the review of the Trust's Board of Trustees, the Adviser does not intend to reallocate a Fund's assets among the segments to reduce these differences in size.

MANAGER OF MANAGERS OPTION

The Trust may, in the future, seek to achieve its investment objective by using a "manager of managers" structure. Under a manager of managers structure, Turner Investment Partners, Inc. would act as investment adviser in much the same way as is currently contemplated. However, as manager of managers, the Adviser would be permitted, subject to direction from and oversight by the Board of Trustees, to allocate and reallocate each Fund's assets among sub-advisers, and to recommend that the Board of Trustees hire, terminate or replace sub-advisers without shareholder approval. By reducing the number of shareholder meetings that may have to be held to approve new or additional sub-advisers for the Funds, the Funds anticipate that there will be substantial potential cost savings, as well as the opportunity to achieve certain management efficiencies.

Before it can operate using a manager of managers structure, the Trust and the Adviser will have to obtain exemptive relief from the SEC to permit such an arrangement. The Trust has requested this relief from the SEC. There is no assurance that such an order will be granted by the SEC. The initial shareholder of the Funds voted to vest authority to implement a manager of managers structure with the Trustees, and such a structure may be adopted without shareholder approval. However, shareholders of the Funds will be given at least 30 days' prior written notice of any such change, and any such change would only be made if the Trustees determine that it would be in the best interests of each Fund and its shareholders. In making that determination, the Trustees will consider, among other factors, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies.

THE SUB-ADVISERS

Each Sub-Adviser sub-advisory fee may be adjusted based on each Fund's total return performance as compared to specific benchmarks. Under the schedule set forth below, a Sub-Adviser's base advisory fee for a Fund may be increased by 35% if the Fund outperforms its stated benchmark by 2.00% (___% in the case of the Strategic Fixed Income Fund).

The Adviser will pay each Sub-Adviser its base fee on a monthly basis. Commencing on [DECEMBER 31, 2000], each Sub-Adviser fee will be paid by including an increase or decrease in the basic fee each based on the performance of that Sub-Adviser's portion of a Fund's assets.

For purposes of the performance adjustments, the investment performance of a Fund for any period is expressed as a percentage of the Fund's net asset value per share at the beginning of the period. This percentage is equal to the sum of
(i) the change in the Fund's net asset value per share during the period; (ii) the value of the Fund's cash distributions per share having an ex-dividend date occurring within the period; and (iii) the per share amount of capital gains taxes paid or accrued during the period by the Fund for undistributed realized long-term capital gains. The investment record for a specific index is expressed as a percentage of the starting level of that index at the beginning of the period, as modified by the change in the level of the index during the period and by the value computed consistently with the index, of cash distributions having an ex-dividend date occurring within the period made by issuers whose securities are included in the index.

------------------------------------------------------------------------------
                                                    Sub-Advisory Fee
------------------------------------------------------------------------------
           Fund Name                          Low           Base         High
------------------------------------------------------------------------------
Select Large Cap Growth                     0.338%         0.450%       0.563%
------------------------------------------------------------------------------
Select Large Cap Value                      0.338%         0.450%       0.563%
------------------------------------------------------------------------------
Select Premier Core Equity                  0.338%         0.450%       0.563%
------------------------------------------------------------------------------
Select Small Cap Growth                     0.450%         0.600%       0.750%
------------------------------------------------------------------------------
Select Small Cap Value                      0.450%         0.600%       0.750%
------------------------------------------------------------------------------
Select International Core                   0.450%         0.600%       0.750%
------------------------------------------------------------------------------
Select International Small Cap              0.563%         0.750%       0.938%
------------------------------------------------------------------------------
Select Premier Global Equity                0.525%         0.700%       0.875%
------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                    Sub-Advisory Fee
------------------------------------------------------------------------------
           Fund Name                          Low           Base         High
------------------------------------------------------------------------------
Select Global Financial Services            0.525%         0.700%       0.875%
------------------------------------------------------------------------------
Select Global Technology                    0.525%         0.700%       0.875%
------------------------------------------------------------------------------
Strategic Fixed Income                      0.188%         0.250%       0.313%
------------------------------------------------------------------------------
Select Balanced Income & Growth             0.450%         0.600%       0.750%
------------------------------------------------------------------------------
Select Balanced Growth & Income             0.450%         0.600%       0.750%
------------------------------------------------------------------------------
Selected Balanced Capital Appreciation      0.450%         0.600%       0.750%
------------------------------------------------------------------------------


THE ADMINISTRATOR

The Trust and SEI Investments Fund Resources (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three (3) years after the effective date of the agreement and shall continue in effect for successive periods of three (3) years unless terminated by either party on not less than 90 days' prior written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds(Registered), CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI

Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust, TIP Funds, and UAM Funds, Inc. II.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments, and the Trust are parties to a distribution agreement (the "Distribution Agreement") with respect to shares of the Funds. The Distributor receives no compensation for distribution of shares of the Funds.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act. The Trust has adopted a shareholder servicing plan for its Class C Shares.

The distribution plan for Class C shares provides for payments to the Distributor at an annual rate of .75% of each Fund's average daily net assets. These payments are characterized as "Compensation," and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may, therefore, be higher or lower than its actual expenses. These payments may be used to compensate the Distributor for its services in connection with distribution assistance or provision of shareholder services, and some or all of it may be used to pay financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers and the Distributor's affiliates and subsidiaries for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. If the Distributor's expenses are less than its fee under a plan, the Trust will still pay the full fee and the Distributor will realize a profit, but the Trust will not be obligated to pay in excess of the full fee, even if the Distributor's actual expenses are higher.

Under the shareholder service plans applicable to Class A and Class C, the Distributor may provide those services itself, or may enter into arrangements under which third parties provide such services and are compensated by the Distributor. Under such arrangements, the Distributor may retain as profit any difference between the fee it receives and the amount it pays such third parties. In addition, the Funds may pay the Distributor a fee at a negotiated rate of up to .25% annually of the average daily net assets of such Fund attributable to Class A or Class C shares that are subject to the arrangement in return for provision of a broad range of shareholder and administrative services, including: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided for investments; changing dividend options; account designations and addresses; providing sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the State of Delaware. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The Trust pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following:
The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds(Registered), CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The Parkstone Group of Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, STI Classic Variable Trust and TIP Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds Services or its affiliates and distributed by SEI Investments Distribution Co.

ROBERT E. TURNER (DOB 11/26/56) - Trustee* - Chairman and Chief Investment Officer of Turner Investment Partners, Inc. (the Adviser) since 1990.

ALFRED C. SALVATO (DOB 01/09/58) - Trustee** - Treasurer, Thomas Jefferson University, since 1995, and Assistant Treasurer, 1988-1995.

RONALD FILANTE (DOB 11/19/45) - Trustee** - Associate Professor of Finance, Pace University, since 1987.

KATHERINE GRISWOLD (DOB 10/28/56) - Trustee** - Director of Benefits Trusts, Southern New England Telephone Company since 1993.

STEPHEN J. KNEELEY (DOB 02/09/63) - Vice President and Assistant Secretary - Chief Operating Officer of Turner Investment Partners, Inc., since 1990.

JANET RADER ROTE (DOB 08/24/60) - Vice President and Assistant Secretary - Director of Compliance of Turner Investment Partners, Inc., since 1992.

CYNTHIA KUNZE (DOB 12/15/56) - Vice President and Assistant Secretary - Administrator of Solon Asset Management, L.P., since 1996. Post Production and Assistant to the Producer, Twentieth Century Fox, 1989-1995.

TODD B. CIPPERMAN (DOB 02/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Administrator and Distributor since 1995.

KEVIN P. ROBINS (DOB 04/15/61) - Vice President and Assistant Secretary - Senior Vice President and General Counsel of SEI Investments, the Administrator and the Distributor since 1994.

LYDIA A. GAVALIS (DOB 06/05/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange from 1989-1998.

LYNDA J. STRIEGEL (DOB 10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., from 1997-1998. Partner, Groom and Nordberg, Charted, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

KATHY HEILIG (DOB 12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments since 1997; Vice President of SEI Investments since 1991. Vice President and Treasurer of the Administrator since 1997. Assistant Controller of SEI Investments and Vice President of the Distributor since 1995.

ROBERT DELLACROCE (DOB 12/17/63) - Controller and Chief Accounting Officer - Director, Funds Administration and Accounting - Director, Funds Administration and Accounting of SEI since 1994.

JAMES W. JENNINGS (DOB 01/15/37) - Secretary - 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, the Adviser, the Administrator and Distributor.

JOHN H. GRADY, JR. (DOB 06/01/61) - Assistant Secretary - 1701 Market Street, Philadelphia, PA 19103. Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, the Adviser, the Administrator and the Distributor.

EDWARD B. BAER (DOB 09/27/68) - Assistant Secretary - 1701 Market Street, Philadelphia, PA 19103. Associate, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, the Adviser, the Administrator and the Distributor, since 1995.

                              --------------------

The following table exhibits Trustee compensation for the fiscal year ended September 30, 1999.


----------------------------------------------------------------------------------------------------------

Name of Person,             Aggregate                                 Estimated        Total Compensation
Position                 Compensation From          Pension or          Annual          From Registrant
                         Registrant for the      Retirement Benefits   Benefits         and Fund Complex
                         Fiscal Year Ended       Accrued as Part of      Upon         Paid to Trustees for
                         September 30, 1999        Fund Expenses      Retirement     the Fiscal Year Ended
                                                                                       September 30, 1999
----------------------------------------------------------------------------------------------------------
Robert Turner*                $    0                N/A                 N/A          $0 for service on
                                                                                     two Boards
----------------------------------------------------------------------------------------------------------
Ronald Filante**              $_____                N/A                 N/A          $_____ for service
                                                                                     on one Board
----------------------------------------------------------------------------------------------------------
Katherine Griswold**          $_____                N/A                 N/A          $_____ for service
                                                                                     on one Board
----------------------------------------------------------------------------------------------------------
Alfred Salvato**              $______               N/A                 N/A          $_____ for service
                                                                                     on two Boards
----------------------------------------------------------------------------------------------------------

* Mr. Turner is a Trustee who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act. The Trust pays fees only to the Trustees who are not interested persons of the trust. Compensation of Officers and interested persons of the Trust is paid by the adviser or the administrator.

**   Member of the Audit Committee.

The Trustees and Officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays fees only to the non-interested Trustees of the Trust. Compensation of Officers and interested Trustees of the Trust is paid by the Adviser or the Administrator.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)(6) - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)(n) = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through DST, 330 West 9th Street, Kansas City, Missouri 64105, (the "Transfer Agent") on days when the New York Stock Exchange is open for business. Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of each Fund are valued by the Administrator. The Administrator may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

Corporate debt securities and mortgage-related securities held by the Funds are valued on the basis of valuations provided by dealers in those instruments or by an independent pricing service, approved by the Board of Trustees. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield to maturity information.

An option that is written by the Funds is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Funds is generally valued at the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Trust's Board of Trustees.

If any securities held by the Funds are restricted as to resale or do not have readily available market quotations, the Adviser determines their fair value for purposes of determining market-based value, following procedures approved by the Board of Trustees. The Trustees periodically review such procedures. The fair value of such securities is generally determined as the amount which the Funds could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Funds in connection with disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Some Funds may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Fund shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Trust would receive if it sold the instrument.

All other assets of the Funds are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following is only a summary of certain additional federal tax considerations generally affecting the Funds and their shareholders that are not discussed in the Funds' Prospectus. No attempt is made to present a detailed explanation of the federal, state or local tax treatment of the Funds or their shareholders and the discussion here and in the Funds' Prospectus is not intended as a substitute for careful tax planning.

The discussion of federal income tax consequences is based on the Internal Revenue Code of 1986 and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, each Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuer.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Fund intends to make sufficient distributions to avoid liability for the federal excise tax. A Fund may in certain circumstances be required to liquidate Fund investments in order to make sufficient distributions to avoid federal excise tax liability at a time when the investment advisor might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Fund to satisfy the requirements for qualification as a RIC.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than twelve months, and otherwise will be treated as short-term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions will generally be eligible for the corporate dividends-received deduction.

Funds may, in certain circumstances involving tax-free reorganizations, accept securities that are appropriate investments as payment for Fund shares (an "In-Kind Purchase"). An In-Kind Purchase may result in adverse tax consequences under certain circumstances to either the investors transferring securities for shares (an "In-Kind Investors") or to investors who acquire shares of the Fund after a transfer ("new shareholders"). As a result of an In-Kind Purchase, the Funds may acquire securities that have appreciated in value or depreciated in value from the date they were acquired. If appreciated securities were to be sold after an In-Kind Purchase, the amount of the gain would be taxable to new shareholders as well as to In-Kind Investors. The effect of this for new shareholders would be to tax them on a distribution that represents a return of the purchase price of their shares rather than an increase in the value of their investment. The effect on In-Kind Investors would be to reduce their potential liability for tax on capital gains by spreading it over a larger asset base. The opposite may occur if the Funds acquire securities having an unrealized capital loss. In that case, In-Kind Investors will be unable to utilize the loss to offset gains, but, because an In-Kind Purchase will not result in any gains, the inability of In-Kind Investors to utilize unrealized losses will have no immediate tax effect. For new shareholders, to the extent that unrealized losses are realized by the Funds, new shareholders may benefit by any reduction in net tax liability attributable to the losses. The Adviser cannot predict whether securities acquired in any In-Kind Purchase will have unrealized gains or losses on the date of the In-Kind Purchase. Consistent with its duties as investment adviser, the Adviser will, however, take tax consequences to investors into account when making decisions to sell portfolio assets, including the impact of realized capital gains on shareholders of the Funds.

The Funds may use a tax management technique known as "highest in, first out." Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

STATE TAXES

No Fund is liable for any income or franchise tax in Delaware if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Adviser and the Sub-Advisers are authorized to select brokers and dealers to effect securities transactions for the Funds. The Adviser and the Sub-Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser and the Sub-Adviser generally seek reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. The Adviser and the Sub-Advisor seek to select brokers or dealers that offer a Fund best price and execution or other services which are of benefit to the Fund.

Purchases of portfolio securities for the Funds may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) which specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters will include a commission paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser and Sub-Advisers will use its best efforts to choose a broker-dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors.

In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available and the transaction involves a brokerage commission, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser and Sub-Advisers or their affiliates that they may lawfully and appropriately use in their investment advisory capacity for the Funds and for other accounts, as well as provide other services in addition to execution services. The Adviser and Sub-Advisers consider such information, which is in addition to, and not in lieu of, the services required to be performed by it under the agreement, to be useful in varying degrees, but of indeterminable value. The Adviser and Sub-Advisers anticipate that these opportunities will arise infrequently if at all.

The placement of portfolio transactions with broker-dealers who sell shares of the Funds is subject to rules adopted by the National Association of Securities Dealers, Inc. ("NASD"). Provided the Trust's officers are satisfied that the Funds are receiving the most favorable price and execution available, the Adviser and Sub-Advisers may also consider the sale of the Funds' shares as a factor in the selection of broker-dealers to execute their portfolio transactions.

While the Funds' general policy is to seek first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions, weight may also be given to the ability of a broker-dealer to furnish brokerage, research and statistical services to the Funds or to the Adviser and Sub-Advisers, even if the specific services were not imputed just to the Funds and may be lawfully and appropriately used by the Adviser and Sub-Advisers in advising other clients. The Adviser and Sub-Advisers consider such information, which is in addition to, and not in lieu of, the services required to be performed by it under the agreements, to be useful in varying degrees, but of indeterminable value. In negotiating any commissions with a broker, the Funds may therefore pay a higher commission than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission has been determined in good faith by the Funds and the Adviser and Sub-Advisers to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer, which services either produce a direct benefit to the Funds or assist the Adviser and Sub-Advisers in carrying out its responsibilities to the Funds. The standard of reasonableness is to be measured in light of the Adviser and Sub-Advisers and the their overall responsibilities to the Funds.

Investment decisions for the Funds are made independently from those of other client accounts of the Adviser and Sub-Advisers. Nevertheless, it is possible that at times the same securities will be acceptable for the Funds and for one or more of such client accounts. To the extent any of these client accounts and one or both of the Funds seeks to acquire the same security at the same time, the individual Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Funds may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security one or both of the Funds is purchasing or selling, each day's transactions in such security will be allocated between the particular Funds and all such client accounts in a manner deemed equitable by the Adviser and Sub-Advisers, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Adviser and Sub-Advisers. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned. In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better trade execution for the Funds.

The Funds may use the Distributor and other affiliated brokers as a broker to execute portfolio transactions. In accordance with the 1940 Act, the Trust has adopted certain procedures which are designed to provide that commissions payable to affiliated brokers are reasonable and fair as compared to the commissions received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on securities or options exchanges during a comparable period of time. The Funds do not deem it practicable and in their best interest to solicit competitive bids for commission rates on each transaction. However, consideration is regularly given to information concerning the prevailing level of commissions charged on comparable transactions by other qualified brokers. The Board of Trustees reviews the procedures adopted by the Trust with respect to the payment of brokerage commissions at least annually to ensure their continuing appropriateness, and determines, on at least a quarterly basis, that all such transactions during the preceding quarter were effected in compliance with such procedures.

Depending on the Adviser's and Sub-Advisers' view of market conditions, the Funds may or may not purchase securities with the expectation of holding them to maturity. The Funds may, however, sell securities prior to maturity to meet redemptions or as a result of a revised evaluation of market conditions or of the issuer.

VOTING

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Shares issued by each Fund have no preemptive, conversion, or subscription rights. Each whole share shall be entitled to one vote and each fractional share shall be entitled to a proportionate fractional vote. Each Fund, as a separate series of the Trust, votes separately on matters affecting only that Fund. Voting rights are not cumulative. Shareholders of each Class of each Fund will vote separately on matters pertaining solely to that Fund or that Class. As a Delaware business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust's Prospectuses or Statements of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (1) 67% or more of the affected Fund's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the affected Fund's outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. [The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of Funds.] All consideration received by the Trust for shares of any portfolio [or separate class] and all assets in which such consideration is invested would belong to that portfolio [or separate class] and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

The Class I Share have no 12b-1 plan and no sales charges. Class A Shares are identical to Class I Shares, except that Class A Shares have a shareholder servicing plan and a front-end sales charge. Class C Shares are identical to Class I Shares, except that Class C Shares have a Rule 12b-1 plan, a shareholder service plan and a contingent-deferred sales charge.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Delaware business trust." The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment adviser, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

EXPERTS

Ernst & Young LLP, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as independent public accountants to the Trust.

CUSTODIAN

First Union National Bank, Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101 acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

                                    APPENDIX

                      DESCRIPTION OF CORPORATE BOND RATINGS


DESCRIPTION OF MOODY'S LONG-TERM RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S LONG-TERM RATINGS

Investment Grade

AAA Debt rated 'AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated 'A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated 'BB', 'B', 'CCC', 'CC', and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated 'BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

B Debt rate 'B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

CCC Debt rated 'CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

CC The rating 'CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC' rating.

C The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI Debt rated 'CI' is reserved for income bonds on which no interest is being paid.

D Debt is rated 'D' when the issue is in payment default, or the obligor has filed for bankruptcy. The 'D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

DESCRIPTION OF DUFF & PHELPS' LONG-TERM DEBT RATINGS

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+ High credit quality. Protection factors are strong. Risk is modest but may vary slightly from

AA-    time to time because of economic conditions.

A+ Protection factors are average but adequate. However, risk factors are more variable and

A-     greater in periods of economic stress.


BBB+ Below average protection factors but still considered sufficient for prudent investment.

BBB-   Considerable variability in risk during economic cycles.

BB+ Below investment grade but deemed likely to meet obligations when due. Present or

BB prospective financial protection factors fluctuate according to industry conditions or company

BB- fortunes. Overall quality may move up or down frequently within this category.

B+ Below investment grade and possessing risk that obligations will not be met when due.

B Financial protection factors will fluctuate widely according to economic cycles, industry

B- conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP     Preferred stock with dividend arrearages.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated 'F-1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

SPECULATIVE GRADE BOND

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C      Bonds are in imminent default in payment of interest or principal.

DDD, DD,
and D Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery on these bonds, and 'D' represents the lowest potential for recovery.

DESCRIPTION OF IBCA'S LONG-TERM RATINGS

AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk substantially.

AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk, albeit not very significantly.

A Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

BBB Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

BB Obligations for which there is a possibility of investment risk developing. Capacity for timely repayment of principal and interest exists, but is susceptible over time to adverse changes in business, economic or financial conditions.

B Obligations for which investment risk exists. Timely repayment of principal and interest is not sufficiently protected against adverse changes in business, economic or financial conditions.

CCC Obligations for which there is a current perceived possibility of default. Timely repayment of principal and interest is dependent on favorable business, economic or financial conditions.

CC Obligations which are highly speculative or which have a high risk of default.

C      Obligations which are currently in default.

DESCRIPTION OF THOMSON BANKWATCH'S LONG-TERM DEBT RATINGS

INVESTMENT GRADE

AAA The highest category; indicates that the ability to repay principal and interest on a timely basis is very high.

AA The second-highest category; indicates a superior ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

A The third-highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

BBB The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

NON-INVESTMENT GRADE

BB While not investment grade, the "BB" rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations.

B Issues rated "B" show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could well negatively affect the payment of interest and principal on a timely basis.

CCC Issues rated "CCC" clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.

CC "CC" is applied to issues that are subordinate to other obligations rated "CCC" and are afforded less protection in the event of bankruptcy or reorganization.

D      Default

                            PART C: OTHER INFORMATION

Item 23. Exhibits:

(a)(1) Agreement and Declaration of Trust dated October 25, 1993, is incorporated by reference to Exhibit a(1) of the Registrant's Post-Effective Amendment No. 9 as filed on November 24, 1998.

(a)(2) Certificate of Amendment of Agreement and Declaration of Trust of Corona Investment Trust dated December 11, 1993, is incorporated by reference to Exhibit a(2) of the Registrant's Post-Effective Amendment No. 9 as filed on November 24, 1998.

(a)(3) Certificates of Amendment of Agreement and Declaration of Trust and Certificate of Trust of the Solon Funds dated June 13, 1994, is incorporated by reference to Exhibit a(3) of the Registrant's Post-Effective Amendment No. 9 as filed on November 24, 1998.

(a)(4) Certificate of Amendment of Agreement and Declaration of Trust dated November 10, 1997, incorporated by reference to Exhibit 1(d) of the Registrant's Registration Statement as filed on December 16, 1997.

(a)(5) Amended and Restated Agreement and Declaration of Trust dated October 8, 1998, is incorporated by reference to Exhibit a(5) of the Registrant's Post-Effective Amendment No. 9 as filed on November 24, 1998.

(a)(6) Certificate of Amendment and Declaration of Trust dated December 10, 1998 is incorporated by reference to Exhibit a(6) of the Registrant's Post-Effective Amendment No. 10 as filed on January 27, 1999.

(b) By-Laws are incorporated by reference to Exhibit b of the Registrant's Post-Effective Amendment No. 9 as filed on November 24, 1998.

(c)      Not applicable.

(d)(1)   Investment Management Agreement, is incorporated by reference to
         Exhibit 5(a) of the Registrant's Post-Effective Amendment No. 3 as filed on June 28, 1996.

(d)(2) Sub-Advisory Agreement, is incorporated by reference to Exhibit 5(b) of the Registrant's Post-Effective Amendment No. 3 as filed on June 28, 1996.

(d)(3) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., on behalf of the Short Duration Funds - One Year Portfolio and the Short Duration Funds - Three Year Portfolio, is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed on October 1, 1998.

(d)(4) Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed on October 1, 1998.

(d)(5) Investment Advisory Agreement between the Registrant and Penn Capital Management Company, Inc., is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed on October 1, 1998.

(e)(1) Underwriting Agreement, is incorporated by reference to Exhibit 6(a) of the Registrant's Post-Effective Amendment No. 3 as filed on June 28, 1996.

(e)(2) Distribution Agreement between the Registrant and SEI Investments Distribution Co., is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed on October 1, 1998.

(f)      Not applicable.

(g)(1) Custodian Agreement, is incorporated by reference to Exhibit 8 of the Registrant's Post-Effective Amendment No. 2 as filed on June 30, 1995.

(g)(2) Form of Custodian Agreement by and between the Registrant and First Union National Bank, is incorporated by reference to the Registrant's Post-Effective Amendment No. 8 as filed on November 24, 1998.

(h)(1)   Administrative Services Contract, is incorporated by reference to
         Exhibit 9(a) of the Registrant's Post-Effective Amendment No. 3 as filed on June 28, 1996.

(h)(2) Services Agreement, is incorporated by reference to Exhibit 9(b) of the Registrant's Post-Effective Amendment No. 3 as filed on June 28, 1996.

(h)(3) Administration Agreement between the Registrant and SEI Fund Resources, is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed on October 1, 1998.

(h)(4) Transfer Agency Agreement between the Registrant and DST Systems, Inc., is incorporated by reference to the Registrant's Post-Effective Amendment No. 7 as filed on October 1, 1998.

(i)      Opinion and Consent of Counsel, is filed herewith.

(j)      Not applicable.

(k)      Not applicable.

(l)      Not applicable.

(m)      Not applicable.

(n)      Not applicable.

(o)      Not applicable.

(p)      Not applicable.

(q)      Powers of Attorney for Robert E. Turner, Alfred C. Salvato, Katherine
         R. Griswold, Ronald W. Filante, Stephen J. Kneeley, and Robert DellaCroce are incorporated by reference to the Registrant's Post-Effective Amendment No. 10 as filed on January 27, 1999.

Item 24. Persons Controlled by or Under Common Control with Registrant:

     See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. SEI Investments Management Corporation (formerly, SEI Financial Management Corporation) is the owner of all beneficial interest in the Administrator and is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co. (formerly, SEI Financial Services Company), as well as to other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25. Indemnification:

     Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

     Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser:

ADVISERS

Turner Investment Partners, Inc.
Turner Investment Partners, Inc. ("Turner") is the investment adviser for the Select Large Cap Growth, Select Large Cap Value, Select Small Cap Growth, Select Small Cap Value, Select Premier Core Equity, Select International Small Cap, Select Premier Global Equity, Select Global Financial Services, Select Global Technology, Select Balanced Capital Appreciation, Select Balanced Growth and Income, Select Balanced Income and Growth, and Select Strategic Fixed Income Funds. The principal address of Turner is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. Turner is an investment adviser registered under the Advisers Act.

                                               Other             Position With
Name and Position With Company                Company            Other Company
------------------------------                -------            -------------
Stephen  J. Kneeley                              --                    --
Chief Operating Officer, Secretary,
Treasurer

James I. Midanek                                 --                    --
CIO-Fixed Income

Janet Rader Rote                                 --                    --
Director of Compliance

Michael R. Thompson                              --                    --
Marketing Director, Assistant Secretary

Thomas R. Trala
Director of Finance                              --                    --

Mark D. Turner
President, Director of Fixed Income              --                    --

Robert E. Turner, Jr.
Chairman, CIO                                    --                    --

Item 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

     SEI Daily Income Trust                                  July 15, 1982
     SEI Liquid Asset Trust                                  November 29, 1982
     SEI Tax Exempt Trust                                    December 3, 1982
     SEI Index Funds                                         July 10, 1985
     SEI Institutional Managed Trust                         January 22, 1987
     SEI  Institutional International Trust                  August 30, 1988
     The Advisors' Inner Circle Fund                         November 14, 1991
     The Pillar Funds                                        February 28, 1992
     CUFUND                                                  May 1, 1992
     STI Classic Funds                                       May 29, 1992
     First American Funds, Inc.                              November 1, 1992
     First American Investment Funds, Inc.                   November 1, 1992
     The Arbor Fund                                          January 28, 1993
     Boston 1784 Funds7                                      June 1, 1993
     The PBHG Funds, Inc.                                    July 16, 1993
     Morgan Grenfell Investment Trust                        January 3, 1994
     The Achievement Funds Trust                             December 27, 1994
     Bishop Street Funds                                     January 27, 1995
     CrestFunds, Inc.                                        March 1, 1995
     STI Classic Variable Trust                              August 18, 1995
     ARK Funds                                               November 1, 1995
     Huntington Funds                                        January 11, 1996
     SEI Asset Allocation Trust                              April 1, 1996
     TIP Funds                                               April 28, 1996
     SEI Institutional Investments Trust                     June 14, 1996
     First American Strategy Funds, Inc.                     October 1, 1996
     HighMark Funds                                          February 15, 1997
     Armada Funds                                            March 8, 1997
     PBHG Insurance Series Fund, Inc.                        April 1, 1997
     The Expedition Funds                                    June 9, 1997
     Oak Associates Funds                                    February 27, 1998
     The Nevis Fund, Inc.                                    June 29, 1998
     The Parkstone Group of Funds                            September 14, 1998
     CNI Charter Funds                                       April 1, 1999
     The Parkstone Advantage Funds                           May 1, 1999
     Amerindo Funds, Inc.                                    July 13, 1999

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                           Position and Office                                    Positions and Offices
Name                        with Underwriter                                         with Registrant
----                       -------------------                                    ---------------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                      --
Henry H. Greer             Director                                                          --
Carmen V. Romeo            Director                                                          --
Mark J. Held               President & Chief Operating Officer                               --
Gilbert L. Beebower        Executive Vice President                                          --
Richard B. Lieb            Executive Vice President                                          --
Dennis J. McGonigle        Executive Vice President                                          --
Robert M. Silvestri        Chief Financial Officer & Treasurer                               --
Leo J. Dolan, Jr.          Senior Vice President                                             --
Carl A. Guarino            Senior Vice President                                             --
Larry Hutchison            Senior Vice President                                             --
Jack May                   Senior Vice President                                             --
Hartland J. McKeown        Senior Vice President                                             --
Barbara J. Moore           Senior Vice President                                             --
Kevin P. Robins            Senior Vice President & General Counsel                           --
Patrick K. Walsh           Senior Vice President                                             --
Robert Aller               Vice President                                                    --
Gordon W. Carpenter        Vice President                                                    --
Todd Cipperman             Vice President & Assistant Secretary                     Vice President &
                                                                                    Assistant Secretary
S. Courtney E. Collier     Vice President & Assistant Secretary                              --
Robert Crudup              Vice President & Managing Director                                --
Barbara Doyne              Vice President                                                    --
Jeff Drennen               Vice President                                                    --
Vic Galef                  Vice President & Managing Director                                --
Lydia A. Gavalis           Vice President & Assistant Secretary                              --
Greg Gettinger             Vice President & Assistant Secretary                     Vice President &
                                                                                    Assistant Secretary
Kathy Heilig               Vice President                                                    --
Jeff Jacobs                Vice President                                                    --
Samuel King                Vice President                                                    --
Kim Kirk                   Vice President & Managing Director                                --
John Krzeminski            Vice President & Managing Director                                --
Carolyn McLaurin           Vice President & Managing Director                                --
W. Kelso Morrill           Vice President                                                    --
Mark Nagle                 Vice President                                                    --
Joanne Nelson              Vice President                                                    --
Cynthia M. Parrish         Vice President & Assistant Secretary                              --
Kim Rainey                 Vice President                                                    --
Rob Redican                Vice President                                                    --
Maria Rinehart             Vice President                                                    --
Mark Samuels               Vice President & Managing Director                                --
Steve Smith                Vice President                                                    --
Daniel Spaventa            Vice President                                                    --
Kathryn L. Stanton         Vice President & Assistant Secretary                              --
Lynda J. Striegel          Vice President & Assistant Secretary                     Vice President &
                                                                                    Assistant Secretary
Lori L. White              Vice President & Assistant Secretary                              --
Wayne M. Withrow           Vice President & Managing Director                                --

The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

     Item 28. Location of Accounts and Records.

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

     (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
     (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

          First Union National Bank
          Broad & Chestnut Streets
          P.O. Box 7618
          Philadelphia, Pennsylvania 19101

     (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
     (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

          SEI Investments Mutual Funds Services
          Oaks, Pennsylvania 19456

     (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

          Turner Investment Partners, Inc.
          1235 Westlakes Drive, Suite 350
          Berwyn, Pennsylvania 19312

Item 29. Management Services: None

Item 30. Undertakings: None

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 11 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 22 day of November, 1999.

                                       ALPHA SELECT FUNDS


                                        By: /s/ Stephen J. Kneeley
                                            ------------------------------
                                            Stephen J. Kneeley
                                            President & Chief Executive Officer


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         *                              Trustee                    November 22, 1999
-----------------------------
Robert E. Turner


         *                              Trustee                    November 22, 1999
-----------------------------
Alfred C. Salvato


         *                              Trustee                    November 22, 1999
-----------------------------
Ronald W. Filante


         *                              Trustee                    November 22, 1999
-----------------------------
Katherine R. Griswold


/s/ Stephen J. Kneeley                  President & Chief          November 22, 1999
-----------------------------           Executive Officer
Stephen J. Kneeley


/s/ Robert DellaCroce                   Controller and             November 22, 1999
-----------------------------           Chief Financial
Robert DellaCroce                       Officer


* By: /s/ Stephen J. Kneeley
      ----------------------
      Stephen J. Kneeley
      Attorney-in-Fact

                                  EXHIBIT INDEX

Name                                                                  Exhibit
----                                                                  -------

Agreement and Declaration of Trust of the Registrant, dated          Ex-99.a(1)
October 25, 1993, (incorporated herein by reference to Exhibit a(1) of the Post-Effective Amendment No. 9 filed November 24,
1998).

Certificate Amendment to the Agreement and Declaration of Trust      Ex-99.a(2)
of the Registrant, dated December 11, 1993, (incorporated herein by reference to Exhibit a(2) of the Post-Effective Amendment
No. 9 filed November 24, 1998).

Certificate Amendment to the Agreement and Declaration of Trust      Ex-99.a(3)
of the Registrant, dated June 13, 1994, (incorporated herein by reference to Exhibit a(3) of the Post-Effective Amendment No. 9 filed November 24, 1998).

Certificate Amendment to the Agreement and Declaration of Trust      Ex-99.a(4)
of the Registrant, dated November 10, 1997, (incorporated by reference to Exhibit 1(d) of the Registrant's Registration
Statement as filed with the Securities and Exchange Commission on December 16, 1997).

Amended and Restated Agreement and Declaration of Trust dated        Ex-99.a(5)
October 8, 1998, (incorporated herein by reference to Exhibit a(5) of the Post-Effective Amendment No. 9 filed November 24,
1998).

Certificate Amendment to the Agreement and Declaration of Trust      Ex-99.a(6)
of the Registrant, dated December 10, 1998, (incorporated herein by reference to Exhibit a(2) of the Registrant's Post-Effective
Amendment No. 10 filed January 27, 1999).

By-Laws of the Registrant, (incorporated herein by reference to      Ex-99.b
Exhibit b of the Post-Effective Amendment No. 9 filed November
24, 1998).

Investment Management Agreement (incorporated herein by reference    Ex-99.d(1)
to Exhibit 5(a) of the Post-Effective Amendment No. 3 filed on
June 28, 1996).

Investment Sub-Advisory Agreement (incorporated herein by            Ex-99.d(2)
reference to Exhibit 5(b) of the Post-Effective Amendment No. 3 filed on June 28, 1996).

Investment Advisory Agreement between the Registrant and Turner      Ex-99.d(3)
Investment Partners, Inc., on behalf of the Short Duration
Funds - One Year Portfolio and the Short Duration Funds - Three
Year Portfolio, (incorporated herein by reference to Exhibit d(3) of the Post-Effective Amendment No. 7 filed on October 1, 1998).

Investment Advisory Agreement between the Registrant and Turner      Ex-99.d(4)
Investment Partners, Inc., (incorporated herein by reference to Exhibit d(4) of the Post-Effective Amendment No. 7 filed on October 1, 1998).

Investment Advisory Agreement between the Registrant and Penn        Ex-99.d(5)
Capital Management Company, Inc., (incorporated herein by reference to Exhibit d(5) of the Post-Effective Amendment No. 7 filed on October 1, 1998).

Underwriting Agreement, (incorporated herein by reference to         Ex-99.e(1)
Exhibit 6(a) of the Post-Effective Amendment No. 3 filed on
June 28, 1996).

Distribution Agreement between the Registrant and SEI Investments    Ex-99.e(2)
Distribution Co., (incorporated herein by reference to Exhibit e(2) of the Post-Effective Amendment No. 7 filed on October 1, 1998).

Custodian Agreement, (incorporated herein by reference to Exhibit Ex-99.g(1) 8 of the Post-Effective Amendment No. 2 filed on June 30, 1995).

Form of Custodian Agreement by and between the Registrant and        Ex-99.g(2)
First Union National Bank, (incorporated by reference to the
Registrant's Post-Effective Amendment No. 8 as filed on
November 24, 1998).

Administration Services Contract, (incorporated herein by            Ex-99.h(1)
reference to Exhibit 9(a) of Post-Effective Amendment No. 3 filed on June 28, 1996).

Services Agreement, (incorporated herein by reference to             Ex-99.h(2)
Exhibit 9(b) of Post-Effective Amendment No. 3 filed on June 28, 1996).

Administration Agreement between the Registrant and SEI Fund         Ex-99.h(3)
Resources, (incorporated herein by reference to Exhibit h(3) of the Post-Effective Amendment No. 7 filed on October 1, 1998).

Opinion and Consent of Counsel, filed herewith                       Ex-99.i

Powers of Attorney for Robert E. Turner, Alfred C. Salvato,          Ex-99.q
Katherine R. Griswold, Ronald W. Filante, Stephen J. Kneeley, and
Robert DellaCroce (incorporated herein by reference to Exhibit p of the Post-Effective Amendment No. 10 filed on January 27,
1999).